UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 878.30	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.32
Service Class
Actual	$ 1,000.00	$ 877.50	$ 3.55
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.82
Service Class 2
Actual	$ 1,000.00	$ 877.10	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,020.34	$ 4.57
Service Class 2R
Actual	$ 1,000.00	$ 877.30	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,020.34	$ 4.57
Investor Class
Actual	$ 1,000.00	$ 877.60	$ 3.50
Hypothetical A	$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%
Investor Class	.75%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	3.7
ConocoPhillips	2.1	1.0
Apple, Inc.	2.0	0.1
Procter & Gamble Co.	1.8	1.9
AT&T, Inc.	1.8	1.4
American International Group, Inc.	1.6	2.4
Petrohawk Energy Corp.	1.6	0.5
Cisco Systems, Inc.	1.6	0.9
National Oilwell Varco, Inc.	1.4	0.9
Fannie Mae	1.4	1.1
	18.9
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.2	16.8
Energy	15.0	12.0
Financials	13.2	17.2
Industrials	12.1	11.7
Health Care	11.7	11.4
Consumer Staples	11.2	10.3
Consumer Discretionary	7.1	6.9
Utilities	4.3	3.5
Telecommunication Services	3.8	4.1
Materials	3.8	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks and Equity Futures 98.7%		Stocks and Equity Futures 97.9%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	16.9%	** Foreign investments	20.2%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.3%
Gentex Corp.	2,316,000	$ 33,443,040
Johnson Controls, Inc.	1,136,800	32,603,424
		66,046,464
Automobiles - 0.1%
Renault SA	209,000	17,009,762
Distributors - 0.3%
Li & Fung Ltd.	23,904,000	72,043,862
Diversified Consumer Services - 0.2%
Hillenbrand, Inc.	800,000	17,120,000
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	440,700	25,745,694
		42,865,694
Hotels, Restaurants & Leisure - 0.7%
Life Time Fitness, Inc. (a)(d)	161,745	4,779,565
McDonald's Corp.	2,680,584	150,702,432
		155,481,997
Household Durables - 0.2%
D.R. Horton, Inc.	1,307,200	14,183,120
Harman International Industries, Inc.	530,000	21,936,700
Whirlpool Corp.	171,800	10,605,214
		46,725,034
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. (a)	81,700	9,433,082
Leisure Equipment & Products - 0.0%
Nikon Corp.	285,000	8,321,952
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)	642,000	58,120,260
Comcast Corp. Class A	5,688,100	107,903,257
Liberty Global, Inc. Class A (a)(d)	935,300	29,396,479
News Corp. Class A	3,301,400	49,653,056
Omnicom Group, Inc.	1,283,200	57,590,016
The DIRECTV Group, Inc. (a)	801,400	20,764,274
The Walt Disney Co.	1,502,243	46,869,982
The Weinstein Co. II Holdings, LLC Class A-1 (h)	11,499	11,499,000
Time Warner Cable, Inc. (a)	2,447,500	64,809,800
Time Warner, Inc.	9,291,900	137,520,120
Viacom, Inc. Class B (non-vtg.) (a)	1,217,400	37,179,396
		621,305,640
Multiline Retail - 0.4%
Kohl's Corp. (a)	681,000	27,267,240
Target Corp. (d)	1,158,000	53,835,420
		81,102,660
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	193,800	12,147,384
Lowe's Companies, Inc.	3,893,000	80,779,750
OfficeMax, Inc.	519,600	7,222,440
PetSmart, Inc.	943,500	18,822,825

	Shares	Value
Ross Stores, Inc.	578,400	$ 20,544,768
Tiffany & Co., Inc.	502,600	20,480,950
TJX Companies, Inc. (d)	2,558,852	80,527,072
Zumiez, Inc. (a)(d)	1,031,020	17,094,312
		257,619,501
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc. (a)	1,015,700	14,036,974
LVMH Moet Hennessy - Louis Vuitton	497,300	51,876,679
NIKE, Inc. Class B	872,900	52,033,569
Polo Ralph Lauren Corp. Class A	909,574	57,103,056
Ports Design Ltd.	3,909,500	11,181,102
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,285,415	32,958,041
		219,189,421
TOTAL CONSUMER DISCRETIONARY		1,597,145,069
CONSUMER STAPLES - 11.2%
Beverages - 4.0%
Brown-Forman Corp. Class B (non-vtg.)	160,400	12,121,428
Carlsberg AS Series B	95,500	9,199,491
Coca-Cola FEMSA SAB de CV sponsored ADR	812,800	45,833,792
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	679,650	18,398,126
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	195,300	12,372,255
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,452,700	28,850,622
Diageo PLC sponsored ADR	500,300	36,957,161
Embotelladora Andina SA sponsored ADR	773,500	11,826,815
Fomento Economico Mexicano SA de CV sponsored ADR	284,300	12,938,493
Heineken NV (Bearer)	627,100	31,934,173
InBev SA	512,817	35,456,655
Molson Coors Brewing Co. Class B	1,092,100	59,333,793
PepsiCo, Inc.	3,966,162	252,208,242
Pernod Ricard SA (d)	357,600	36,491,220
SABMiller PLC	1,612,100	36,831,661
The Coca-Cola Co.	4,830,709	251,100,254
		891,854,181
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	857,700	60,159,078
CVS Caremark Corp.	4,300,000	170,151,000
Kroger Co.	2,347,400	67,769,438
Safeway, Inc.	1,783,600	50,921,780
Sysco Corp.	1,194,800	32,868,948
Wal-Mart Stores, Inc.	368,400	20,704,080
Walgreen Co.	1,962,300	63,794,373
X5 Retail Group NV GDR (a)(f)	404,864	13,643,917
		480,012,614
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Archer Daniels Midland Co.	1,268,400	$ 42,808,500
Bunge Ltd.	171,100	18,425,759
Green Mountain Coffee Roasters, Inc. (a)	529,901	19,908,381
Groupe Danone	328,056	22,955,389
Kraft Foods, Inc. Class A	1,257,400	35,773,030
Lindt & Spruengli AG	210	6,304,527
Marine Harvest ASA (a)(d)	16,582,000	12,145,037
Nestle SA (Reg.)	2,545,070	114,703,974
SLC Agricola SA	724,000	14,360,778
Unilever NV (NY Shares)	2,148,600	61,020,240
Wimm-Bill-Dann Foods OJSC sponsored ADR	46,800	4,924,296
		353,329,911
Household Products - 2.5%
Colgate-Palmolive Co.	1,475,523	101,958,639
Kimberly-Clark Corp.	824,200	49,270,676
Procter & Gamble Co.	6,836,411	415,722,153
		566,951,468
Personal Products - 0.5%
Avon Products, Inc.	2,521,300	90,817,226
Estee Lauder Companies, Inc. Class A	130,100	6,043,145
Herbalife Ltd.	328,400	12,725,500
		109,585,871
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	1,233,900	85,447,575
Souza Cruz Industria Comerico	628,600	17,891,104
		103,338,679
TOTAL CONSUMER STAPLES		2,505,072,724
ENERGY - 15.0%
Energy Equipment & Services - 5.7%
Atwood Oceanics, Inc. (a)	76,000	9,449,840
BJ Services Co.	2,567,062	81,991,960
ENSCO International, Inc.	665,200	53,708,248
Exterran Holdings, Inc. (a)	362,623	25,923,918
Global Industries Ltd. (a)	3,478,000	62,360,540
Halliburton Co.	2,354,800	124,969,236
Hercules Offshore, Inc. (a)	256,500	9,752,130
Nabors Industries Ltd. (a)	5,277,326	259,802,759
National Oilwell Varco, Inc. (a)	3,636,154	322,599,583
Oceaneering International, Inc. (a)	431,800	33,270,190
Parker Drilling Co. (a)	2,023,000	20,250,230
Petroleum Geo-Services ASA	3,495,729	85,600,193
Pride International, Inc. (a)	847,233	40,065,649

	Shares	Value
Subsea 7, Inc. (a)(d)	1,269,500	$ 32,105,465
Weatherford International Ltd. (a)	2,029,200	100,628,028
		1,262,477,969
Oil, Gas & Consumable Fuels - 9.3%
Canadian Natural Resources Ltd.	2,064,094	204,192,121
Concho Resources, Inc.	1,872,900	69,859,170
ConocoPhillips	4,985,200	470,553,028
CONSOL Energy, Inc.	1,018,375	114,434,799
Denbury Resources, Inc. (a)	2,411,400	88,016,100
Hess Corp.	458,100	57,807,639
Peabody Energy Corp.	1,399,187	123,198,415
Petrohawk Energy Corp. (a)	7,690,801	356,160,994
Petroplus Holdings AG (a)	1,959,150	104,862,573
Reliance Industries Ltd.	440,000	21,473,701
Southwestern Energy Co. (a)	1,737,400	82,717,614
Sunoco, Inc.	816,700	33,231,523
Ultra Petroleum Corp. (a)	101,700	9,986,940
Valero Energy Corp.	5,003,667	206,051,007
Williams Companies, Inc.	3,684,400	148,518,164
		2,091,063,788
TOTAL ENERGY		3,353,541,757
FINANCIALS - 12.5%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	3,699,682	139,958,970
Charles Schwab Corp.	4,967,222	102,026,740
Janus Capital Group, Inc.	3,940,227	104,297,809
		346,283,519
Commercial Banks - 2.7%
Bangkok Bank Ltd. PCL (For. Reg.)	12,408,600	44,548,451
KeyCorp	3,222,701	35,385,257
Mitsubishi UFJ Financial Group, Inc.	10,000,000	88,391,094
Sumitomo Mitsui Financial Group, Inc.	35,773	269,228,339
Uniao de Bancos Brasileiros SA (Unibanco) GDR	498,500	63,274,605
Wachovia Corp.	6,833,600	106,125,808
		606,953,554
Consumer Finance - 0.8%
Capital One Financial Corp.	1,575,708	59,892,661
Discover Financial Services	2,418,693	31,854,187
Promise Co. Ltd.	1,273,850	35,636,363
SLM Corp. (a)	2,940,000	56,889,000
		184,272,211
Diversified Financial Services - 1.5%
CIT Group, Inc.	5,327,300	36,278,913
JPMorgan Chase & Co.	8,725,500	299,371,905
		335,650,818
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.1%
ACE Ltd.	1,332,600	$ 73,412,934
AFLAC, Inc.	1,514,300	95,098,040
American International Group, Inc.	13,771,446	364,392,461
Berkshire Hathaway, Inc. Class A (a)	1,351	163,133,250
China Life Insurance Co. Ltd. (H Shares)	11,000,000	38,323,287
PartnerRe Ltd.	622,863	43,058,519
Sony Financial Holdings, Inc.	34,482	138,688,021
		916,106,512
Real Estate Management & Development - 0.2%
Sun Hung Kai Properties Ltd.	3,000,000	40,706,660
Thrifts & Mortgage Finance - 1.7%
Fannie Mae (d)	15,822,890	308,704,584
New York Community Bancorp, Inc. (d)	2,076,500	37,044,760
Washington Mutual, Inc.	5,840,000	28,791,200
		374,540,544
TOTAL FINANCIALS		2,804,513,818
HEALTH CARE - 11.7%
Biotechnology - 1.7%
Acorda Therapeutics, Inc. (a)	350,000	11,490,500
Amgen, Inc. (a)	1,450,000	68,382,000
Biogen Idec, Inc. (a)	781,200	43,661,268
BioMarin Pharmaceutical, Inc. (a)	325,000	9,418,500
Celgene Corp. (a)	454,346	29,019,079
CSL Ltd.	1,158,328	39,646,527
Genentech, Inc. (a)	447,169	33,940,127
Genzyme Corp. (a)	350,000	25,207,000
Gilead Sciences, Inc. (a)	1,826,906	96,734,673
ONYX Pharmaceuticals, Inc. (a)	350,000	12,460,000
United Therapeutics Corp. (a)	200,000	19,550,000
		389,509,674
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	820,983	133,647,823
American Medical Systems Holdings, Inc. (a)	1,000,500	14,957,475
Baxter International, Inc.	2,633,700	168,398,778
Becton, Dickinson & Co.	412,420	33,529,746
C.R. Bard, Inc.	117,092	10,298,241
Covidien Ltd.	3,387,616	162,232,930
Edwards Lifesciences Corp. (a)	402,300	24,958,692
Gen-Probe, Inc. (a)	221,921	10,536,809
Mako Surgical Corp.	588,756	4,309,694
Masimo Corp.	300,000	10,305,000
Medtronic, Inc.	2,188,100	113,234,175
Sonova Holding AG	273,985	22,614,194
Stryker Corp.	595,100	37,419,888
		746,443,445

	Shares	Value
Health Care Providers & Services - 1.7%
Express Scripts, Inc. (a)	775,000	$ 48,608,000
Humana, Inc. (a)	532,726	21,186,513
McKesson Corp.	848,200	47,422,862
Medco Health Solutions, Inc. (a)	2,482,092	117,154,742
Tenet Healthcare Corp. (a)	9,028,570	50,198,849
UnitedHealth Group, Inc.	866,111	22,735,414
Universal Health Services, Inc. Class B	725,000	45,834,500
WellPoint, Inc. (a)	475,000	22,638,500
		375,779,380
Health Care Technology - 0.2%
HLTH Corp. (a)	2,792,712	31,613,500
MedAssets, Inc.	397,451	6,776,540
		38,390,040
Life Sciences Tools & Services - 0.3%
Pharmaceutical Product Development, Inc.	575,000	24,667,500
QIAGEN NV (a)	2,370,001	47,708,120
		72,375,620
Pharmaceuticals - 4.5%
Abbott Laboratories	3,971,317	210,360,661
Allergan, Inc.	1,819,006	94,679,262
Johnson & Johnson	2,031,300	130,693,842
Merck & Co., Inc.	3,426,450	129,142,901
Novo Nordisk AS Series B	644,000	42,394,852
Pfizer, Inc.	6,647,900	116,138,813
Pronova BioPharma ASA	2,000,000	6,819,143
Schering-Plough Corp.	3,164,838	62,315,660
Wyeth	4,472,500	214,501,100
XenoPort, Inc. (a)	136,202	5,315,964
		1,012,362,198
TOTAL HEALTH CARE		2,634,860,357
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.3%
General Dynamics Corp.	1,641,146	138,184,493
Honeywell International, Inc.	3,181,500	159,965,820
Lockheed Martin Corp.	2,054,787	202,725,285
Raytheon Co.	2,734,000	153,869,520
The Boeing Co.	362,126	23,798,921
United Technologies Corp.	1,041,500	64,260,550
		742,804,589
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (d)	2,423,301	132,893,827
FedEx Corp.	191,800	15,111,922
United Parcel Service, Inc. Class B	1,404,500	86,334,615
		234,340,364
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	2,301,000	118,961,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Fluor Corp.	691,700	$ 128,711,536
Jacobs Engineering Group, Inc. (a)	1,474,438	118,987,147
Quanta Services, Inc. (a)(d)	2,020,100	67,208,727
		314,907,410
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	2,273,200	64,377,024
Alstom SA (d)	610,500	139,990,923
China High Speed Transmission Equipment Group Co. Ltd.	2,811,000	5,768,188
First Solar, Inc. (a)	102,000	27,827,640
JA Solar Holdings Co. Ltd. ADR (a)	2,077,300	35,002,505
Q-Cells AG (a)	632,500	64,072,878
Sunpower Corp. Class A (a)	110,200	7,932,196
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,164,300	118,534,678
Suzlon Energy Ltd.	290,000	1,458,782
Vestas Wind Systems AS (a)	677,400	88,195,423
		553,160,237
Industrial Conglomerates - 0.5%
Siemens AG sponsored ADR	972,900	107,145,477
Machinery - 2.8%
Caterpillar, Inc.	409,569	30,234,384
Cummins, Inc.	1,211,300	79,364,376
Danaher Corp.	2,019,250	156,088,025
Deere & Co.	1,518,800	109,551,044
Eaton Corp.	1,265,300	107,512,541
Navistar International Corp. (a)	896,700	59,020,794
Sulzer AG (Reg.)	672,460	84,966,035
Vallourec SA	29,600	10,351,989
		637,089,188
TOTAL INDUSTRIALS		2,708,408,965
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 3.9%
Alcatel-Lucent SA sponsored ADR	8,495,000	51,309,800
Ciena Corp. (a)(d)	4,456,358	103,253,815
Cisco Systems, Inc. (a)	15,171,200	352,882,112
Juniper Networks, Inc. (a)	12,414,100	275,344,738
QUALCOMM, Inc.	400,000	17,748,000
Sycamore Networks, Inc. (a)(e)	18,993,656	61,159,572
		861,698,037
Computers & Peripherals - 2.0%
Apple, Inc. (a)	2,700,000	452,088,000
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. (a)	969,600	26,450,688

	Shares	Value
Hon Hai Precision Industry Co. Ltd. (Foxconn)	990,000	$ 4,876,124
Tyco Electronics Ltd.	1,010,000	36,178,200
		67,505,012
Internet Software & Services - 1.0%
eBay, Inc. (a)	2,954,700	80,751,951
Google, Inc. Class A (sub. vtg.) (a)	184,403	97,073,427
VistaPrint Ltd. (a)	1,119,340	29,953,538
Yahoo!, Inc. (a)	1,225,000	25,308,500
		233,087,416
IT Services - 1.5%
Infosys Technologies Ltd. sponsored ADR	1,270,000	55,194,200
Visa, Inc.	3,320,000	269,949,200
		325,143,400
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	3,230,000	66,861,000
Analog Devices, Inc.	2,675,000	84,984,750
Applied Materials, Inc.	880,000	16,799,200
Applied Micro Circuits Corp. (a)	947,858	8,113,664
ASML Holding NV (NY Shares)	980,000	23,912,000
Broadcom Corp. Class A (a)	6,184,559	168,776,615
Brooks Automation, Inc. (a)	451,312	3,732,350
Cirrus Logic, Inc. (a)(e)	6,059,839	33,692,705
KLA-Tencor Corp.	1,867,000	76,005,570
Lam Research Corp. (a)	377,285	13,638,853
Linear Technology Corp.	235,000	7,653,950
Micron Technology, Inc. (a)	3,650,002	21,900,012
MIPS Technologies, Inc. (a)	497,283	1,864,811
Novellus Systems, Inc. (a)	3,144,772	66,637,719
Samsung Electronics Co. Ltd.	14,000	8,361,203
Teradyne, Inc. (a)	840,666	9,306,173
		612,240,575
Software - 4.8%
Electronic Arts, Inc. (a)	2,810,000	124,848,300
Microsoft Corp.	29,754,200	818,538,040
Nuance Communications, Inc. (a)(d)	2,937,800	46,035,326
Oracle Corp. (a)	3,995,000	83,895,000
		1,073,316,666
TOTAL INFORMATION TECHNOLOGY		3,625,079,106
MATERIALS - 3.8%
Chemicals - 1.9%
Albemarle Corp.	852,000	34,003,320
CF Industries Holdings, Inc.	62,400	9,534,720
Ecolab, Inc.	575,361	24,734,769
FMC Corp.	484,300	37,504,192
Monsanto Co.	1,296,235	163,895,953
Potash Corp. of Saskatchewan, Inc.	234,500	53,599,665
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	366,632	$ 34,551,400
The Mosaic Co. (a)	431,600	62,452,520
		420,276,539
Containers & Packaging - 0.2%
Ball Corp.	52,300	2,496,802
Owens-Illinois, Inc. (a)	305,700	12,744,633
Rock-Tenn Co. Class A	508,300	15,243,917
Temple-Inland, Inc.	2,050,800	23,112,516
		53,597,868
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	397,500	29,827,611
AK Steel Holding Corp. (d)	1,039,900	71,753,100
Alcoa, Inc.	1,268,600	45,187,532
Barrick Gold Corp.	292,200	13,360,908
Century Aluminum Co. (a)	717,800	47,726,522
Freeport-McMoRan Copper & Gold, Inc. Class B	752,900	88,232,351
Goldcorp, Inc.	501,900	23,146,435
Ivanhoe Mines Ltd. (a)	884,700	9,590,362
Kinross Gold Corp.	213,715	5,052,761
Nucor Corp.	436,400	32,585,988
United States Steel Corp.	75,400	13,932,412
		380,395,982
TOTAL MATERIALS		854,270,389
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	12,011,716	404,674,712
CenturyTel, Inc.	200,800	7,146,472
FairPoint Communications, Inc. (d)	2,559,858	18,456,576
Qwest Communications International, Inc.	2,916,900	11,463,417
TELUS Corp.	158,900	6,682,732
Verizon Communications, Inc.	4,717,800	167,010,120
		615,434,029
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	3,632,300	153,464,675
China Mobile (Hong Kong) Ltd.	254,500	3,416,114
Clearwire Corp. (a)(d)	4,325,616	56,059,983
Leap Wireless International, Inc. (a)	287,400	12,407,058
NII Holdings, Inc. (a)	330,100	15,676,449
		241,024,279
TOTAL TELECOMMUNICATION SERVICES		856,458,308

	Shares	Value
UTILITIES - 4.3%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	1,226,800	$ 61,474,948
American Electric Power Co., Inc.	783,600	31,524,228
Edison International	112,100	5,759,698
Entergy Corp.	594,100	71,577,168
Exelon Corp.	1,274,000	114,609,040
FirstEnergy Corp.	968,200	79,711,906
FPL Group, Inc.	1,819,100	119,296,578
PPL Corp.	1,883,900	98,471,453
		582,425,019
Gas Utilities - 0.1%
Questar Corp.	372,800	26,483,712
Independent Power Producers & Energy Traders - 0.8%
Clipper Windpower PLC (a)	1,425,263	15,100,368
Constellation Energy Group, Inc.	831,516	68,267,464
NRG Energy, Inc. (a)	2,130,900	91,415,610
Reliant Energy, Inc. (a)	179,200	3,811,584
		178,595,026
Multi-Utilities - 0.8%
PG&E Corp.	831,200	32,990,328
Public Service Enterprise Group, Inc.	1,460,700	67,089,951
Sempra Energy	1,521,700	85,899,965
		185,980,244
TOTAL UTILITIES		973,484,001
TOTAL COMMON STOCKS (Cost $22,456,691,251)		21,912,834,494
Convertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. 7.25%	69,000	55,505,670
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	52,000	36,400,000
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	197,000	8,053,360
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	1,000,000	59,663,000
TOTAL FINANCIALS		159,622,030
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Fluidigm Corp. (h)	1,378,965	5,515,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $208,129,277)		165,137,890
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/10/08 to 9/4/08 (g) (Cost $4,224,872)	$ 4,235,000	$ 4,228,083
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	275,522,104	275,522,104
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	613,225,170	613,225,170
TOTAL MONEY MARKET FUNDS (Cost $888,747,274)		888,747,274
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $23,557,792,674)		22,970,947,741
NET OTHER ASSETS - (2.4)%		(533,832,554)
NET ASSETS - 100%		$ 22,437,115,187
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
969 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 62,069,295	$ (3,809,720)
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,643,917 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,288,083.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,014,860 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07	$ 5,515,860
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,971,632
Fidelity Securities Lending Cash Central Fund	4,939,750
Total	$ 13,911,382
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 80,149,836	$ 87,086,403	$ 34,633,555	$ -	$ -
Cirrus Logic, Inc.	22,700,679	35,898,846	30,915,229	-	33,692,705
Sycamore Networks, Inc.	21,666,920	46,740,285	-	-	61,159,572
Total	$ 124,517,435	$ 169,725,534	$ 65,548,784	$ -	$ 94,852,277
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,970,947,741	$ 21,587,969,669	$ 1,365,963,212	$ 17,014,860
Other Financial Instruments*	$ (3,809,720)	$ (3,809,720)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 17,014,860
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 17,014,860

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Japan	2.4%
Switzerland	2.4%
Bermuda	1.7%
Canada	1.4%
France	1.4%
Cayman Islands	1.4%
Others (individually less than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $581,029,771) - See accompanying schedule: Unaffiliated issuers (cost $22,568,948,129)	$ 21,987,348,190
Fidelity Central Funds (cost $888,747,274)	888,747,274
Other affiliated issuers (cost $100,097,271)	94,852,277
Total Investments (cost $23,557,792,674)		$ 22,970,947,741
Foreign currency held at value (cost $5,611,505)		5,611,505
Receivable for investments sold		222,595,626
Receivable for fund shares sold		18,417,793
Dividends receivable		21,310,821
Distributions receivable from Fidelity Central Funds		1,954,326
Receivable for daily variation on futures contracts		53,295
Prepaid expenses		36,522
Other receivables		679,730
Total assets		23,241,607,359

Liabilities
Payable for investments purchased	$ 149,753,159
Payable for fund shares redeemed	24,743,567
Accrued management fee	10,888,809
Distribution fees payable	2,194,612
Other affiliated payables	1,484,990
Other payables and accrued expenses	2,201,865
Collateral on securities loaned, at value	613,225,170
Total liabilities		804,492,172

Net Assets		$ 22,437,115,187
Net Assets consist of:
Paid in capital		$ 23,146,628,260
Undistributed net investment income		101,491,283
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(219,970,921)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(591,033,435)
Net Assets		$ 22,437,115,187

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($10,315,709,821 ÷ 432,382,050 shares)	$ 23.86

Service Class: Net Asset Value, offering price and redemption price per share ($2,504,077,162 ÷ 105,428,843 shares)	$ 23.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,079,391,798 ÷ 387,334,694 shares)	$ 23.44

Service Class 2R: Net Asset Value, offering price and redemption price per share ($26,763,394 ÷ 1,146,428 shares)	$ 23.35

Investor Class: Net Asset Value, offering price and redemption price per share ($511,173,012 ÷ 21,501,991 shares)	$ 23.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 175,236,208
Interest		339,438
Income from Fidelity Central Funds		13,911,382
Total income		189,487,028

Expenses
Management fee	$ 64,892,251
Transfer agent fees	7,960,640
Distribution fees	12,680,368
Accounting and security lending fees	943,122
Custodian fees and expenses	490,239
Independent trustees' compensation	50,326
Depreciation in deferred trustee compensation account	(84)
Registration fees	55,601
Audit	52,363
Legal	246,494
Miscellaneous	2,119,715
Total expenses before reductions	89,491,035
Expense reductions	(616,032)	88,875,003
Net investment income (loss)		100,612,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(85,700,511)
Other affiliated issuers	8,733,098
Foreign currency transactions	(1,112,291)
Futures contracts	(13,745,470)
Total net realized gain (loss)		(91,825,174)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,113,540,111)
Assets and liabilities in foreign currencies	(493,026)
Futures contracts	(1,630,228)
Total change in net unrealized appreciation (depreciation)		(3,115,663,365)
Net gain (loss)		(3,207,488,539)
Net increase (decrease) in net assets resulting from operations		$ (3,106,876,514)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,612,025	$ 207,930,815
Net realized gain (loss)	(91,825,174)	6,292,852,945
Change in net unrealized appreciation (depreciation)	(3,115,663,365)	(2,807,429,656)
Net increase (decrease) in net assets resulting from operations	(3,106,876,514)	3,693,354,104
Distributions to shareholders from net investment income	(4,553,250)	(205,774,191)
Distributions to shareholders from net realized gain	(591,923,050)	(6,071,525,358)
Total distributions	(596,476,300)	(6,277,299,549)
Share transactions - net increase (decrease)	853,260,098	6,980,890,493
Redemption fees	17,593	16,524
Total increase (decrease) in net assets	(2,850,075,123)	4,396,961,572

Net Assets
Beginning of period	25,287,190,310	20,890,228,738
End of period (including undistributed net investment income of $101,491,283 and undistributed net investment income of $5,432,508, respectively)	$ 22,437,115,187	$ 25,287,190,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10
Income from Investment Operations
Net investment income (loss) E	.12	.34	.27	.18	.08	.07
Net realized and unrealized gain (loss)	(3.50)	5.17	3.30	4.32	3.49	5.05
Total from investment operations	(3.38)	5.51	3.57	4.50	3.57	5.12
Distributions from net investment income	(.01)	(.33)	(.42)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.08)	(3.13)	(.09) J	(.08)	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.86	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13
Total Return B,C,D	(12.17)%	17.59%	11.72%	16.94%	15.48%	28.46%
Ratios to Average Net Assets F,H
Expenses before reductions	.66% A	.65%	.66%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.66% A	.65%	.66%	.66%	.68%	.67%
Expenses net of all reductions	.65% A	.64%	.65%	.64%	.66%	.65%
Net investment income (loss)	.97% A	1.00%	.85%	.66%	.35%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,315,710	$ 12,371,009	$ 11,595,588	$ 11,099,527	$ 9,127,616	$ 7,665,424
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.80	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04
Income from Investment Operations
Net investment income (loss)E	.11	.30	.24	.16	.06	.05
Net realized and unrealized gain (loss)	(3.50)	5.16	3.28	4.30	3.47	5.04
Total from investment operations	(3.39)	5.46	3.52	4.46	3.53	5.09
Distributions from net investment income	(.01)	(.29)	(.36)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.04)	(3.07)	(.06) J	(.06)	(.07)
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.75	$ 27.80	$ 31.38	$ 30.93	$ 26.53	$ 23.06
Total Return B,C,D	(12.25)%	17.51%	11.59%	16.85%	15.34%	28.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.76% A	.75%	.76%	.76%	.78%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.76%	.78%	.77%
Expenses net of all reductions	.75% A	.74%	.75%	.74%	.76%	.75%
Net investment income (loss)	.87% A	.90%	.75%	.56%	.25%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,504,077	$ 3,008,644	$ 2,766,343	$ 2,503,244	$ 2,111,969	$ 1,695,467
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95
Income from Investment Operations
Net investment income (loss) E	.09	.25	.19	.11	.02	.02
Net realized and unrealized gain (loss)	(3.45)	5.11	3.26	4.27	3.45	5.02
Total from investment operations	(3.36)	5.36	3.45	4.38	3.47	5.04
Distributions from net investment income	(.01)	(.26)	(.32)	(.04)	(.05)	(.06)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.01)	(3.03)	(.04) J	(.05)	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.44	$ 27.46	$ 31.11	$ 30.69	$ 26.35	$ 22.93
Total Return B,C,D	(12.29)%	17.30%	11.43%	16.65%	15.16%	28.20%
Ratios to Average Net Assets F,H
Expenses before reductions	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of all reductions	.90% A	.89%	.90%	.89%	.91%	.90%
Net investment income (loss)	.72% A	.75%	.60%	.40%	.10%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,079,392	$ 9,339,663	$ 6,185,595	$ 3,247,909	$ 1,638,617	$ 910,341
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Income from Investment Operations
Net investment income (loss) E	.09	.25	.19	.11	.02	.02
Net realized and unrealized gain (loss)	(3.43)	5.09	3.25	4.27	3.44	5.01
Total from investment operations	(3.34)	5.34	3.44	4.38	3.46	5.03
Distributions from net investment income	(.01)	(.26)	(.32)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.01)	(3.03)	(.06) J	(.07)	(.08)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.35	$ 27.35	$ 31.02	$ 30.61	$ 26.29	$ 22.90
Total Return B,C,D	(12.27)%	17.30%	11.43%	16.67%	15.15%	28.18%
Ratios to Average Net Assets F,H
Expenses before reductions	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of all reductions	.90% A	.89%	.90%	.89%	.91%	.90%
Net investment income (loss)	.72% A	.75%	.60%	.39%	.10%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,763	$ 35,606	$ 26,707	$ 19,596	$ 7,088	$ 2,705
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.11	.30	.23	.06
Net realized and unrealized gain (loss)	(3.50)	5.16	3.30	2.60
Total from investment operations	(3.39)	5.46	3.53	2.66
Distributions from net investment income	(.01)	(.30)	(.41)	-
Distributions from net realized gain	(.65)	(8.75)	(2.71)	-
Total distributions	(.66)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.77	$ 27.82	$ 31.41	$ 31.00
Total Return B,C,D	(12.24)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.83% A
Expenses net of all reductions	.74% A	.75%	.78%	.81% A
Net investment income (loss)	.88% A	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511,173	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	160% A	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,066,676,984
Unrealized depreciation	(2,809,633,003)
Net unrealized appreciation (depreciation)	$ (742,956,019)
Cost for federal income tax purposes	$ 23,713,903,760

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,983,627,920 and $18,305,863,177, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,343,875
Service Class 2	11,299,553
Service Class 2R	36,940
$ 12,680,368

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,662,943
Service Class	892,177
Service Class 2	2,997,382
Service Class 2R	9,755
Investor Class	398,383
$ 7,960,640

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $247,167 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $23,327 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,939,750.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $587,063 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28,969.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,122,635, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 2,181,847	$ 111,417,608
Service Class	533,467	24,318,080
Service Class 2	1,735,182	65,476,768
Service Class 2R	5,788	262,843
Investor Class	96,966	4,298,892
Total	$ 4,553,250	$ 205,774,191
From net realized gain
Initial Class	$ 283,640,043	$ 2,975,569,660
Service Class	69,350,695	726,713,446
Service Class 2	225,574,285	2,234,968,989
Service Class 2R	752,454	8,871,324
Investor Class	12,605,573	125,401,939
Total	$ 591,923,050	$ 6,071,525,358

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	8,372,196	17,478,838	$ 210,215,742	$ 594,284,099
Reinvestment of distributions	11,810,822	109,587,502	285,821,889	3,086,987,268
Shares redeemed	(31,149,170)	(52,177,578)	(779,871,436)	(1,746,106,450)
Net increase (decrease)	(10,966,152)	74,888,762	$ (283,833,805)	$ 1,935,164,917
Service Class
Shares sold	4,772,647	6,710,212	$ 119,143,443	$ 225,338,266
Reinvestment of distributions	2,899,758	26,766,756	69,884,162	751,031,526
Shares redeemed	(10,484,030)	(13,390,785)	(260,541,793)	(448,909,951)
Net increase (decrease)	(2,811,625)	20,086,183	$ (71,514,188)	$ 527,459,841
Service Class 2
Shares sold	53,689,464	83,177,998	$ 1,321,749,579	$ 2,766,576,376
Reinvestment of distributions	9,550,819	83,070,567	227,309,467	2,300,445,756
Shares redeemed	(15,998,288)	(24,985,477)	(395,413,441)	(841,364,996)
Net increase (decrease)	47,241,995	141,263,088	$ 1,153,645,605	$ 4,225,657,136
Service Class 2R
Shares sold	210,267	417,603	$ 5,129,373	$ 14,264,062
Reinvestment of distributions	31,993	331,032	758,242	9,134,167
Shares redeemed	(397,560)	(307,879)	(9,608,948)	(9,961,471)
Net increase (decrease)	(155,300)	440,756	$ (3,721,333)	$ 13,436,758
Investor Class
Shares sold	2,403,603	4,942,578	$ 59,922,671	$ 166,133,204
Reinvestment of distributions	526,639	4,625,172	12,702,539	129,700,832
Shares redeemed	(561,147)	(495,596)	(13,941,391)	(16,662,195)
Net increase (decrease)	2,369,095	9,072,154	$ 58,683,819	$ 279,171,841

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	754,396,118.13	95.721
Withheld	33,724,400.40	4.279
TOTAL	788,120,518.53	100.000
Dennis J. Dirks
Affirmative	755,765,958.75	95.895
Withheld	32,354,559.78	4.105
TOTAL	788,120,518.53	100.000
Edward C. Johnson 3d
Affirmative	753,714,712.60	95.634
Withheld	34,405,805.93	4.366
TOTAL	788,120,518.53	100.000
Alan J. Lacy
Affirmative	755,539,784.95	95.866
Withheld	32,580,733.58	4.134
TOTAL	788,120,518.53	100.000
Ned C. Lautenbach
Affirmative	755,270,925.90	95.832
Withheld	32,849,592.63	4.168
TOTAL	788,120,518.53	100.000
Joseph Mauriello
Affirmative	755,673,213.30	95.883
Withheld	32,447,305.23	4.117
TOTAL	788,120,518.53	100.000
Cornelia M. Small
Affirmative	755,628,126.83	95.877
Withheld	32,492,391.70	4.123
TOTAL	788,120,518.53	100.000
William S. Stavropoulos
Affirmative	754,899,686.63	95.785
Withheld	33,220,831.90	4.215
TOTAL	788,120,518.53	100.000
David M. Thomas
Affirmative	755,655,877.24	95.881
Withheld	32,464,641.29	4.119
TOTAL	788,120,518.53	100.000
Michael E. Wiley
Affirmative	755,513,012.38	95.863
Withheld	32,607,506.15	4.137
TOTAL	788,120,518.53	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	637,916,630.61	80.942
Against	98,488,476.51	12.496
Abstain	51,715,411.41	6.562
TOTAL	788,120,518.53	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0808
1.705691.110

Fidelity® Variable Insurance Products:

Contrafund Portfolio - Service Class 2R

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 878.30	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.58	$ 3.32
Service Class
Actual	$ 1,000.00	$ 877.50	$ 3.55
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.82
Service Class 2
Actual	$ 1,000.00	$ 877.10	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,020.34	$ 4.57
Service Class 2R
Actual	$ 1,000.00	$ 877.30	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,020.34	$ 4.57
Investor Class
Actual	$ 1,000.00	$ 877.60	$ 3.50
Hypothetical A	$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%
Investor Class	.75%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	3.7
ConocoPhillips	2.1	1.0
Apple, Inc.	2.0	0.1
Procter & Gamble Co.	1.8	1.9
AT&T, Inc.	1.8	1.4
American International Group, Inc.	1.6	2.4
Petrohawk Energy Corp.	1.6	0.5
Cisco Systems, Inc.	1.6	0.9
National Oilwell Varco, Inc.	1.4	0.9
Fannie Mae	1.4	1.1
	18.9
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.2	16.8
Energy	15.0	12.0
Financials	13.2	17.2
Industrials	12.1	11.7
Health Care	11.7	11.4
Consumer Staples	11.2	10.3
Consumer Discretionary	7.1	6.9
Utilities	4.3	3.5
Telecommunication Services	3.8	4.1
Materials	3.8	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks and Equity Futures 98.7%		Stocks and Equity Futures 97.9%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	16.9%	** Foreign investments	20.2%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.3%
Gentex Corp.	2,316,000	$ 33,443,040
Johnson Controls, Inc.	1,136,800	32,603,424
		66,046,464
Automobiles - 0.1%
Renault SA	209,000	17,009,762
Distributors - 0.3%
Li & Fung Ltd.	23,904,000	72,043,862
Diversified Consumer Services - 0.2%
Hillenbrand, Inc.	800,000	17,120,000
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	440,700	25,745,694
		42,865,694
Hotels, Restaurants & Leisure - 0.7%
Life Time Fitness, Inc. (a)(d)	161,745	4,779,565
McDonald's Corp.	2,680,584	150,702,432
		155,481,997
Household Durables - 0.2%
D.R. Horton, Inc.	1,307,200	14,183,120
Harman International Industries, Inc.	530,000	21,936,700
Whirlpool Corp.	171,800	10,605,214
		46,725,034
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. (a)	81,700	9,433,082
Leisure Equipment & Products - 0.0%
Nikon Corp.	285,000	8,321,952
Media - 2.8%
Central European Media Enterprises Ltd. Class A (a)	642,000	58,120,260
Comcast Corp. Class A	5,688,100	107,903,257
Liberty Global, Inc. Class A (a)(d)	935,300	29,396,479
News Corp. Class A	3,301,400	49,653,056
Omnicom Group, Inc.	1,283,200	57,590,016
The DIRECTV Group, Inc. (a)	801,400	20,764,274
The Walt Disney Co.	1,502,243	46,869,982
The Weinstein Co. II Holdings, LLC Class A-1 (h)	11,499	11,499,000
Time Warner Cable, Inc. (a)	2,447,500	64,809,800
Time Warner, Inc.	9,291,900	137,520,120
Viacom, Inc. Class B (non-vtg.) (a)	1,217,400	37,179,396
		621,305,640
Multiline Retail - 0.4%
Kohl's Corp. (a)	681,000	27,267,240
Target Corp. (d)	1,158,000	53,835,420
		81,102,660
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	193,800	12,147,384
Lowe's Companies, Inc.	3,893,000	80,779,750
OfficeMax, Inc.	519,600	7,222,440
PetSmart, Inc.	943,500	18,822,825

	Shares	Value
Ross Stores, Inc.	578,400	$ 20,544,768
Tiffany & Co., Inc.	502,600	20,480,950
TJX Companies, Inc. (d)	2,558,852	80,527,072
Zumiez, Inc. (a)(d)	1,031,020	17,094,312
		257,619,501
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc. (a)	1,015,700	14,036,974
LVMH Moet Hennessy - Louis Vuitton	497,300	51,876,679
NIKE, Inc. Class B	872,900	52,033,569
Polo Ralph Lauren Corp. Class A	909,574	57,103,056
Ports Design Ltd.	3,909,500	11,181,102
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,285,415	32,958,041
		219,189,421
TOTAL CONSUMER DISCRETIONARY		1,597,145,069
CONSUMER STAPLES - 11.2%
Beverages - 4.0%
Brown-Forman Corp. Class B (non-vtg.)	160,400	12,121,428
Carlsberg AS Series B	95,500	9,199,491
Coca-Cola FEMSA SAB de CV sponsored ADR	812,800	45,833,792
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	679,650	18,398,126
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	195,300	12,372,255
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,452,700	28,850,622
Diageo PLC sponsored ADR	500,300	36,957,161
Embotelladora Andina SA sponsored ADR	773,500	11,826,815
Fomento Economico Mexicano SA de CV sponsored ADR	284,300	12,938,493
Heineken NV (Bearer)	627,100	31,934,173
InBev SA	512,817	35,456,655
Molson Coors Brewing Co. Class B	1,092,100	59,333,793
PepsiCo, Inc.	3,966,162	252,208,242
Pernod Ricard SA (d)	357,600	36,491,220
SABMiller PLC	1,612,100	36,831,661
The Coca-Cola Co.	4,830,709	251,100,254
		891,854,181
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	857,700	60,159,078
CVS Caremark Corp.	4,300,000	170,151,000
Kroger Co.	2,347,400	67,769,438
Safeway, Inc.	1,783,600	50,921,780
Sysco Corp.	1,194,800	32,868,948
Wal-Mart Stores, Inc.	368,400	20,704,080
Walgreen Co.	1,962,300	63,794,373
X5 Retail Group NV GDR (a)(f)	404,864	13,643,917
		480,012,614
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Archer Daniels Midland Co.	1,268,400	$ 42,808,500
Bunge Ltd.	171,100	18,425,759
Green Mountain Coffee Roasters, Inc. (a)	529,901	19,908,381
Groupe Danone	328,056	22,955,389
Kraft Foods, Inc. Class A	1,257,400	35,773,030
Lindt & Spruengli AG	210	6,304,527
Marine Harvest ASA (a)(d)	16,582,000	12,145,037
Nestle SA (Reg.)	2,545,070	114,703,974
SLC Agricola SA	724,000	14,360,778
Unilever NV (NY Shares)	2,148,600	61,020,240
Wimm-Bill-Dann Foods OJSC sponsored ADR	46,800	4,924,296
		353,329,911
Household Products - 2.5%
Colgate-Palmolive Co.	1,475,523	101,958,639
Kimberly-Clark Corp.	824,200	49,270,676
Procter & Gamble Co.	6,836,411	415,722,153
		566,951,468
Personal Products - 0.5%
Avon Products, Inc.	2,521,300	90,817,226
Estee Lauder Companies, Inc. Class A	130,100	6,043,145
Herbalife Ltd.	328,400	12,725,500
		109,585,871
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	1,233,900	85,447,575
Souza Cruz Industria Comerico	628,600	17,891,104
		103,338,679
TOTAL CONSUMER STAPLES		2,505,072,724
ENERGY - 15.0%
Energy Equipment & Services - 5.7%
Atwood Oceanics, Inc. (a)	76,000	9,449,840
BJ Services Co.	2,567,062	81,991,960
ENSCO International, Inc.	665,200	53,708,248
Exterran Holdings, Inc. (a)	362,623	25,923,918
Global Industries Ltd. (a)	3,478,000	62,360,540
Halliburton Co.	2,354,800	124,969,236
Hercules Offshore, Inc. (a)	256,500	9,752,130
Nabors Industries Ltd. (a)	5,277,326	259,802,759
National Oilwell Varco, Inc. (a)	3,636,154	322,599,583
Oceaneering International, Inc. (a)	431,800	33,270,190
Parker Drilling Co. (a)	2,023,000	20,250,230
Petroleum Geo-Services ASA	3,495,729	85,600,193
Pride International, Inc. (a)	847,233	40,065,649

	Shares	Value
Subsea 7, Inc. (a)(d)	1,269,500	$ 32,105,465
Weatherford International Ltd. (a)	2,029,200	100,628,028
		1,262,477,969
Oil, Gas & Consumable Fuels - 9.3%
Canadian Natural Resources Ltd.	2,064,094	204,192,121
Concho Resources, Inc.	1,872,900	69,859,170
ConocoPhillips	4,985,200	470,553,028
CONSOL Energy, Inc.	1,018,375	114,434,799
Denbury Resources, Inc. (a)	2,411,400	88,016,100
Hess Corp.	458,100	57,807,639
Peabody Energy Corp.	1,399,187	123,198,415
Petrohawk Energy Corp. (a)	7,690,801	356,160,994
Petroplus Holdings AG (a)	1,959,150	104,862,573
Reliance Industries Ltd.	440,000	21,473,701
Southwestern Energy Co. (a)	1,737,400	82,717,614
Sunoco, Inc.	816,700	33,231,523
Ultra Petroleum Corp. (a)	101,700	9,986,940
Valero Energy Corp.	5,003,667	206,051,007
Williams Companies, Inc.	3,684,400	148,518,164
		2,091,063,788
TOTAL ENERGY		3,353,541,757
FINANCIALS - 12.5%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	3,699,682	139,958,970
Charles Schwab Corp.	4,967,222	102,026,740
Janus Capital Group, Inc.	3,940,227	104,297,809
		346,283,519
Commercial Banks - 2.7%
Bangkok Bank Ltd. PCL (For. Reg.)	12,408,600	44,548,451
KeyCorp	3,222,701	35,385,257
Mitsubishi UFJ Financial Group, Inc.	10,000,000	88,391,094
Sumitomo Mitsui Financial Group, Inc.	35,773	269,228,339
Uniao de Bancos Brasileiros SA (Unibanco) GDR	498,500	63,274,605
Wachovia Corp.	6,833,600	106,125,808
		606,953,554
Consumer Finance - 0.8%
Capital One Financial Corp.	1,575,708	59,892,661
Discover Financial Services	2,418,693	31,854,187
Promise Co. Ltd.	1,273,850	35,636,363
SLM Corp. (a)	2,940,000	56,889,000
		184,272,211
Diversified Financial Services - 1.5%
CIT Group, Inc.	5,327,300	36,278,913
JPMorgan Chase & Co.	8,725,500	299,371,905
		335,650,818
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.1%
ACE Ltd.	1,332,600	$ 73,412,934
AFLAC, Inc.	1,514,300	95,098,040
American International Group, Inc.	13,771,446	364,392,461
Berkshire Hathaway, Inc. Class A (a)	1,351	163,133,250
China Life Insurance Co. Ltd. (H Shares)	11,000,000	38,323,287
PartnerRe Ltd.	622,863	43,058,519
Sony Financial Holdings, Inc.	34,482	138,688,021
		916,106,512
Real Estate Management & Development - 0.2%
Sun Hung Kai Properties Ltd.	3,000,000	40,706,660
Thrifts & Mortgage Finance - 1.7%
Fannie Mae (d)	15,822,890	308,704,584
New York Community Bancorp, Inc. (d)	2,076,500	37,044,760
Washington Mutual, Inc.	5,840,000	28,791,200
		374,540,544
TOTAL FINANCIALS		2,804,513,818
HEALTH CARE - 11.7%
Biotechnology - 1.7%
Acorda Therapeutics, Inc. (a)	350,000	11,490,500
Amgen, Inc. (a)	1,450,000	68,382,000
Biogen Idec, Inc. (a)	781,200	43,661,268
BioMarin Pharmaceutical, Inc. (a)	325,000	9,418,500
Celgene Corp. (a)	454,346	29,019,079
CSL Ltd.	1,158,328	39,646,527
Genentech, Inc. (a)	447,169	33,940,127
Genzyme Corp. (a)	350,000	25,207,000
Gilead Sciences, Inc. (a)	1,826,906	96,734,673
ONYX Pharmaceuticals, Inc. (a)	350,000	12,460,000
United Therapeutics Corp. (a)	200,000	19,550,000
		389,509,674
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	820,983	133,647,823
American Medical Systems Holdings, Inc. (a)	1,000,500	14,957,475
Baxter International, Inc.	2,633,700	168,398,778
Becton, Dickinson & Co.	412,420	33,529,746
C.R. Bard, Inc.	117,092	10,298,241
Covidien Ltd.	3,387,616	162,232,930
Edwards Lifesciences Corp. (a)	402,300	24,958,692
Gen-Probe, Inc. (a)	221,921	10,536,809
Mako Surgical Corp.	588,756	4,309,694
Masimo Corp.	300,000	10,305,000
Medtronic, Inc.	2,188,100	113,234,175
Sonova Holding AG	273,985	22,614,194
Stryker Corp.	595,100	37,419,888
		746,443,445

	Shares	Value
Health Care Providers & Services - 1.7%
Express Scripts, Inc. (a)	775,000	$ 48,608,000
Humana, Inc. (a)	532,726	21,186,513
McKesson Corp.	848,200	47,422,862
Medco Health Solutions, Inc. (a)	2,482,092	117,154,742
Tenet Healthcare Corp. (a)	9,028,570	50,198,849
UnitedHealth Group, Inc.	866,111	22,735,414
Universal Health Services, Inc. Class B	725,000	45,834,500
WellPoint, Inc. (a)	475,000	22,638,500
		375,779,380
Health Care Technology - 0.2%
HLTH Corp. (a)	2,792,712	31,613,500
MedAssets, Inc.	397,451	6,776,540
		38,390,040
Life Sciences Tools & Services - 0.3%
Pharmaceutical Product Development, Inc.	575,000	24,667,500
QIAGEN NV (a)	2,370,001	47,708,120
		72,375,620
Pharmaceuticals - 4.5%
Abbott Laboratories	3,971,317	210,360,661
Allergan, Inc.	1,819,006	94,679,262
Johnson & Johnson	2,031,300	130,693,842
Merck & Co., Inc.	3,426,450	129,142,901
Novo Nordisk AS Series B	644,000	42,394,852
Pfizer, Inc.	6,647,900	116,138,813
Pronova BioPharma ASA	2,000,000	6,819,143
Schering-Plough Corp.	3,164,838	62,315,660
Wyeth	4,472,500	214,501,100
XenoPort, Inc. (a)	136,202	5,315,964
		1,012,362,198
TOTAL HEALTH CARE		2,634,860,357
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.3%
General Dynamics Corp.	1,641,146	138,184,493
Honeywell International, Inc.	3,181,500	159,965,820
Lockheed Martin Corp.	2,054,787	202,725,285
Raytheon Co.	2,734,000	153,869,520
The Boeing Co.	362,126	23,798,921
United Technologies Corp.	1,041,500	64,260,550
		742,804,589
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (d)	2,423,301	132,893,827
FedEx Corp.	191,800	15,111,922
United Parcel Service, Inc. Class B	1,404,500	86,334,615
		234,340,364
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	2,301,000	118,961,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Fluor Corp.	691,700	$ 128,711,536
Jacobs Engineering Group, Inc. (a)	1,474,438	118,987,147
Quanta Services, Inc. (a)(d)	2,020,100	67,208,727
		314,907,410
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	2,273,200	64,377,024
Alstom SA (d)	610,500	139,990,923
China High Speed Transmission Equipment Group Co. Ltd.	2,811,000	5,768,188
First Solar, Inc. (a)	102,000	27,827,640
JA Solar Holdings Co. Ltd. ADR (a)	2,077,300	35,002,505
Q-Cells AG (a)	632,500	64,072,878
Sunpower Corp. Class A (a)	110,200	7,932,196
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,164,300	118,534,678
Suzlon Energy Ltd.	290,000	1,458,782
Vestas Wind Systems AS (a)	677,400	88,195,423
		553,160,237
Industrial Conglomerates - 0.5%
Siemens AG sponsored ADR	972,900	107,145,477
Machinery - 2.8%
Caterpillar, Inc.	409,569	30,234,384
Cummins, Inc.	1,211,300	79,364,376
Danaher Corp.	2,019,250	156,088,025
Deere & Co.	1,518,800	109,551,044
Eaton Corp.	1,265,300	107,512,541
Navistar International Corp. (a)	896,700	59,020,794
Sulzer AG (Reg.)	672,460	84,966,035
Vallourec SA	29,600	10,351,989
		637,089,188
TOTAL INDUSTRIALS		2,708,408,965
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 3.9%
Alcatel-Lucent SA sponsored ADR	8,495,000	51,309,800
Ciena Corp. (a)(d)	4,456,358	103,253,815
Cisco Systems, Inc. (a)	15,171,200	352,882,112
Juniper Networks, Inc. (a)	12,414,100	275,344,738
QUALCOMM, Inc.	400,000	17,748,000
Sycamore Networks, Inc. (a)(e)	18,993,656	61,159,572
		861,698,037
Computers & Peripherals - 2.0%
Apple, Inc. (a)	2,700,000	452,088,000
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. (a)	969,600	26,450,688

	Shares	Value
Hon Hai Precision Industry Co. Ltd. (Foxconn)	990,000	$ 4,876,124
Tyco Electronics Ltd.	1,010,000	36,178,200
		67,505,012
Internet Software & Services - 1.0%
eBay, Inc. (a)	2,954,700	80,751,951
Google, Inc. Class A (sub. vtg.) (a)	184,403	97,073,427
VistaPrint Ltd. (a)	1,119,340	29,953,538
Yahoo!, Inc. (a)	1,225,000	25,308,500
		233,087,416
IT Services - 1.5%
Infosys Technologies Ltd. sponsored ADR	1,270,000	55,194,200
Visa, Inc.	3,320,000	269,949,200
		325,143,400
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	3,230,000	66,861,000
Analog Devices, Inc.	2,675,000	84,984,750
Applied Materials, Inc.	880,000	16,799,200
Applied Micro Circuits Corp. (a)	947,858	8,113,664
ASML Holding NV (NY Shares)	980,000	23,912,000
Broadcom Corp. Class A (a)	6,184,559	168,776,615
Brooks Automation, Inc. (a)	451,312	3,732,350
Cirrus Logic, Inc. (a)(e)	6,059,839	33,692,705
KLA-Tencor Corp.	1,867,000	76,005,570
Lam Research Corp. (a)	377,285	13,638,853
Linear Technology Corp.	235,000	7,653,950
Micron Technology, Inc. (a)	3,650,002	21,900,012
MIPS Technologies, Inc. (a)	497,283	1,864,811
Novellus Systems, Inc. (a)	3,144,772	66,637,719
Samsung Electronics Co. Ltd.	14,000	8,361,203
Teradyne, Inc. (a)	840,666	9,306,173
		612,240,575
Software - 4.8%
Electronic Arts, Inc. (a)	2,810,000	124,848,300
Microsoft Corp.	29,754,200	818,538,040
Nuance Communications, Inc. (a)(d)	2,937,800	46,035,326
Oracle Corp. (a)	3,995,000	83,895,000
		1,073,316,666
TOTAL INFORMATION TECHNOLOGY		3,625,079,106
MATERIALS - 3.8%
Chemicals - 1.9%
Albemarle Corp.	852,000	34,003,320
CF Industries Holdings, Inc.	62,400	9,534,720
Ecolab, Inc.	575,361	24,734,769
FMC Corp.	484,300	37,504,192
Monsanto Co.	1,296,235	163,895,953
Potash Corp. of Saskatchewan, Inc.	234,500	53,599,665
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	366,632	$ 34,551,400
The Mosaic Co. (a)	431,600	62,452,520
		420,276,539
Containers & Packaging - 0.2%
Ball Corp.	52,300	2,496,802
Owens-Illinois, Inc. (a)	305,700	12,744,633
Rock-Tenn Co. Class A	508,300	15,243,917
Temple-Inland, Inc.	2,050,800	23,112,516
		53,597,868
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	397,500	29,827,611
AK Steel Holding Corp. (d)	1,039,900	71,753,100
Alcoa, Inc.	1,268,600	45,187,532
Barrick Gold Corp.	292,200	13,360,908
Century Aluminum Co. (a)	717,800	47,726,522
Freeport-McMoRan Copper & Gold, Inc. Class B	752,900	88,232,351
Goldcorp, Inc.	501,900	23,146,435
Ivanhoe Mines Ltd. (a)	884,700	9,590,362
Kinross Gold Corp.	213,715	5,052,761
Nucor Corp.	436,400	32,585,988
United States Steel Corp.	75,400	13,932,412
		380,395,982
TOTAL MATERIALS		854,270,389
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	12,011,716	404,674,712
CenturyTel, Inc.	200,800	7,146,472
FairPoint Communications, Inc. (d)	2,559,858	18,456,576
Qwest Communications International, Inc.	2,916,900	11,463,417
TELUS Corp.	158,900	6,682,732
Verizon Communications, Inc.	4,717,800	167,010,120
		615,434,029
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	3,632,300	153,464,675
China Mobile (Hong Kong) Ltd.	254,500	3,416,114
Clearwire Corp. (a)(d)	4,325,616	56,059,983
Leap Wireless International, Inc. (a)	287,400	12,407,058
NII Holdings, Inc. (a)	330,100	15,676,449
		241,024,279
TOTAL TELECOMMUNICATION SERVICES		856,458,308

	Shares	Value
UTILITIES - 4.3%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	1,226,800	$ 61,474,948
American Electric Power Co., Inc.	783,600	31,524,228
Edison International	112,100	5,759,698
Entergy Corp.	594,100	71,577,168
Exelon Corp.	1,274,000	114,609,040
FirstEnergy Corp.	968,200	79,711,906
FPL Group, Inc.	1,819,100	119,296,578
PPL Corp.	1,883,900	98,471,453
		582,425,019
Gas Utilities - 0.1%
Questar Corp.	372,800	26,483,712
Independent Power Producers & Energy Traders - 0.8%
Clipper Windpower PLC (a)	1,425,263	15,100,368
Constellation Energy Group, Inc.	831,516	68,267,464
NRG Energy, Inc. (a)	2,130,900	91,415,610
Reliant Energy, Inc. (a)	179,200	3,811,584
		178,595,026
Multi-Utilities - 0.8%
PG&E Corp.	831,200	32,990,328
Public Service Enterprise Group, Inc.	1,460,700	67,089,951
Sempra Energy	1,521,700	85,899,965
		185,980,244
TOTAL UTILITIES		973,484,001
TOTAL COMMON STOCKS (Cost $22,456,691,251)		21,912,834,494
Convertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. 7.25%	69,000	55,505,670
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	52,000	36,400,000
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	197,000	8,053,360
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	1,000,000	59,663,000
TOTAL FINANCIALS		159,622,030
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Fluidigm Corp. (h)	1,378,965	5,515,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $208,129,277)		165,137,890
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.82% 7/10/08 to 9/4/08 (g) (Cost $4,224,872)	$ 4,235,000	$ 4,228,083
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	275,522,104	275,522,104
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	613,225,170	613,225,170
TOTAL MONEY MARKET FUNDS (Cost $888,747,274)		888,747,274
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $23,557,792,674)		22,970,947,741
NET OTHER ASSETS - (2.4)%		(533,832,554)
NET ASSETS - 100%		$ 22,437,115,187
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
969 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 62,069,295	$ (3,809,720)
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,643,917 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,288,083.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,014,860 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07	$ 5,515,860
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,971,632
Fidelity Securities Lending Cash Central Fund	4,939,750
Total	$ 13,911,382
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 80,149,836	$ 87,086,403	$ 34,633,555	$ -	$ -
Cirrus Logic, Inc.	22,700,679	35,898,846	30,915,229	-	33,692,705
Sycamore Networks, Inc.	21,666,920	46,740,285	-	-	61,159,572
Total	$ 124,517,435	$ 169,725,534	$ 65,548,784	$ -	$ 94,852,277
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,970,947,741	$ 21,587,969,669	$ 1,365,963,212	$ 17,014,860
Other Financial Instruments*	$ (3,809,720)	$ (3,809,720)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 17,014,860
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 17,014,860

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Japan	2.4%
Switzerland	2.4%
Bermuda	1.7%
Canada	1.4%
France	1.4%
Cayman Islands	1.4%
Others (individually less than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $581,029,771) - See accompanying schedule: Unaffiliated issuers (cost $22,568,948,129)	$ 21,987,348,190
Fidelity Central Funds (cost $888,747,274)	888,747,274
Other affiliated issuers (cost $100,097,271)	94,852,277
Total Investments (cost $23,557,792,674)		$ 22,970,947,741
Foreign currency held at value (cost $5,611,505)		5,611,505
Receivable for investments sold		222,595,626
Receivable for fund shares sold		18,417,793
Dividends receivable		21,310,821
Distributions receivable from Fidelity Central Funds		1,954,326
Receivable for daily variation on futures contracts		53,295
Prepaid expenses		36,522
Other receivables		679,730
Total assets		23,241,607,359

Liabilities
Payable for investments purchased	$ 149,753,159
Payable for fund shares redeemed	24,743,567
Accrued management fee	10,888,809
Distribution fees payable	2,194,612
Other affiliated payables	1,484,990
Other payables and accrued expenses	2,201,865
Collateral on securities loaned, at value	613,225,170
Total liabilities		804,492,172

Net Assets		$ 22,437,115,187
Net Assets consist of:
Paid in capital		$ 23,146,628,260
Undistributed net investment income		101,491,283
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(219,970,921)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(591,033,435)
Net Assets		$ 22,437,115,187

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($10,315,709,821 ÷ 432,382,050 shares)	$ 23.86

Service Class: Net Asset Value, offering price and redemption price per share ($2,504,077,162 ÷ 105,428,843 shares)	$ 23.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,079,391,798 ÷ 387,334,694 shares)	$ 23.44

Service Class 2R: Net Asset Value, offering price and redemption price per share ($26,763,394 ÷ 1,146,428 shares)	$ 23.35

Investor Class: Net Asset Value, offering price and redemption price per share ($511,173,012 ÷ 21,501,991 shares)	$ 23.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 175,236,208
Interest		339,438
Income from Fidelity Central Funds		13,911,382
Total income		189,487,028

Expenses
Management fee	$ 64,892,251
Transfer agent fees	7,960,640
Distribution fees	12,680,368
Accounting and security lending fees	943,122
Custodian fees and expenses	490,239
Independent trustees' compensation	50,326
Depreciation in deferred trustee compensation account	(84)
Registration fees	55,601
Audit	52,363
Legal	246,494
Miscellaneous	2,119,715
Total expenses before reductions	89,491,035
Expense reductions	(616,032)	88,875,003
Net investment income (loss)		100,612,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(85,700,511)
Other affiliated issuers	8,733,098
Foreign currency transactions	(1,112,291)
Futures contracts	(13,745,470)
Total net realized gain (loss)		(91,825,174)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,113,540,111)
Assets and liabilities in foreign currencies	(493,026)
Futures contracts	(1,630,228)
Total change in net unrealized appreciation (depreciation)		(3,115,663,365)
Net gain (loss)		(3,207,488,539)
Net increase (decrease) in net assets resulting from operations		$ (3,106,876,514)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,612,025	$ 207,930,815
Net realized gain (loss)	(91,825,174)	6,292,852,945
Change in net unrealized appreciation (depreciation)	(3,115,663,365)	(2,807,429,656)
Net increase (decrease) in net assets resulting from operations	(3,106,876,514)	3,693,354,104
Distributions to shareholders from net investment income	(4,553,250)	(205,774,191)
Distributions to shareholders from net realized gain	(591,923,050)	(6,071,525,358)
Total distributions	(596,476,300)	(6,277,299,549)
Share transactions - net increase (decrease)	853,260,098	6,980,890,493
Redemption fees	17,593	16,524
Total increase (decrease) in net assets	(2,850,075,123)	4,396,961,572

Net Assets
Beginning of period	25,287,190,310	20,890,228,738
End of period (including undistributed net investment income of $101,491,283 and undistributed net investment income of $5,432,508, respectively)	$ 22,437,115,187	$ 25,287,190,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10
Income from Investment Operations
Net investment income (loss) E	.12	.34	.27	.18	.08	.07
Net realized and unrealized gain (loss)	(3.50)	5.17	3.30	4.32	3.49	5.05
Total from investment operations	(3.38)	5.51	3.57	4.50	3.57	5.12
Distributions from net investment income	(.01)	(.33)	(.42)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.08)	(3.13)	(.09) J	(.08)	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.86	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13
Total Return B,C,D	(12.17)%	17.59%	11.72%	16.94%	15.48%	28.46%
Ratios to Average Net Assets F,H
Expenses before reductions	.66% A	.65%	.66%	.66%	.68%	.67%
Expenses net of fee waivers, if any	.66% A	.65%	.66%	.66%	.68%	.67%
Expenses net of all reductions	.65% A	.64%	.65%	.64%	.66%	.65%
Net investment income (loss)	.97% A	1.00%	.85%	.66%	.35%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,315,710	$ 12,371,009	$ 11,595,588	$ 11,099,527	$ 9,127,616	$ 7,665,424
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.80	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04
Income from Investment Operations
Net investment income (loss)E	.11	.30	.24	.16	.06	.05
Net realized and unrealized gain (loss)	(3.50)	5.16	3.28	4.30	3.47	5.04
Total from investment operations	(3.39)	5.46	3.52	4.46	3.53	5.09
Distributions from net investment income	(.01)	(.29)	(.36)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.04)	(3.07)	(.06) J	(.06)	(.07)
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.75	$ 27.80	$ 31.38	$ 30.93	$ 26.53	$ 23.06
Total Return B,C,D	(12.25)%	17.51%	11.59%	16.85%	15.34%	28.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.76% A	.75%	.76%	.76%	.78%	.77%
Expenses net of fee waivers, if any	.76% A	.75%	.76%	.76%	.78%	.77%
Expenses net of all reductions	.75% A	.74%	.75%	.74%	.76%	.75%
Net investment income (loss)	.87% A	.90%	.75%	.56%	.25%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,504,077	$ 3,008,644	$ 2,766,343	$ 2,503,244	$ 2,111,969	$ 1,695,467
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.46	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95
Income from Investment Operations
Net investment income (loss) E	.09	.25	.19	.11	.02	.02
Net realized and unrealized gain (loss)	(3.45)	5.11	3.26	4.27	3.45	5.02
Total from investment operations	(3.36)	5.36	3.45	4.38	3.47	5.04
Distributions from net investment income	(.01)	(.26)	(.32)	(.04)	(.05)	(.06)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.01)	(3.03)	(.04) J	(.05)	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.44	$ 27.46	$ 31.11	$ 30.69	$ 26.35	$ 22.93
Total Return B,C,D	(12.29)%	17.30%	11.43%	16.65%	15.16%	28.20%
Ratios to Average Net Assets F,H
Expenses before reductions	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of all reductions	.90% A	.89%	.90%	.89%	.91%	.90%
Net investment income (loss)	.72% A	.75%	.60%	.40%	.10%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,079,392	$ 9,339,663	$ 6,185,595	$ 3,247,909	$ 1,638,617	$ 910,341
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Income from Investment Operations
Net investment income (loss) E	.09	.25	.19	.11	.02	.02
Net realized and unrealized gain (loss)	(3.43)	5.09	3.25	4.27	3.44	5.01
Total from investment operations	(3.34)	5.34	3.44	4.38	3.46	5.03
Distributions from net investment income	(.01)	(.26)	(.32)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-	-
Total distributions	(.66)	(9.01)	(3.03)	(.06) J	(.07)	(.08)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.35	$ 27.35	$ 31.02	$ 30.61	$ 26.29	$ 22.90
Total Return B,C,D	(12.27)%	17.30%	11.43%	16.67%	15.15%	28.18%
Ratios to Average Net Assets F,H
Expenses before reductions	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.91% A	.90%	.91%	.91%	.93%	.93%
Expenses net of all reductions	.90% A	.89%	.90%	.89%	.91%	.90%
Net investment income (loss)	.72% A	.75%	.60%	.39%	.10%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,763	$ 35,606	$ 26,707	$ 19,596	$ 7,088	$ 2,705
Portfolio turnover rate G	160% A	134%	75%	60%	64%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.11	.30	.23	.06
Net realized and unrealized gain (loss)	(3.50)	5.16	3.30	2.60
Total from investment operations	(3.39)	5.46	3.53	2.66
Distributions from net investment income	(.01)	(.30)	(.41)	-
Distributions from net realized gain	(.65)	(8.75)	(2.71)	-
Total distributions	(.66)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.77	$ 27.82	$ 31.41	$ 31.00
Total Return B,C,D	(12.24)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.83% A
Expenses net of all reductions	.74% A	.75%	.78%	.81% A
Net investment income (loss)	.88% A	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 511,173	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	160% A	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,066,676,984
Unrealized depreciation	(2,809,633,003)
Net unrealized appreciation (depreciation)	$ (742,956,019)
Cost for federal income tax purposes	$ 23,713,903,760

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,983,627,920 and $18,305,863,177, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,343,875
Service Class 2	11,299,553
Service Class 2R	36,940
$ 12,680,368

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,662,943
Service Class	892,177
Service Class 2	2,997,382
Service Class 2R	9,755
Investor Class	398,383
$ 7,960,640

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $247,167 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $23,327 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,939,750.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $587,063 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28,969.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,122,635, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 2,181,847	$ 111,417,608
Service Class	533,467	24,318,080
Service Class 2	1,735,182	65,476,768
Service Class 2R	5,788	262,843
Investor Class	96,966	4,298,892
Total	$ 4,553,250	$ 205,774,191
From net realized gain
Initial Class	$ 283,640,043	$ 2,975,569,660
Service Class	69,350,695	726,713,446
Service Class 2	225,574,285	2,234,968,989
Service Class 2R	752,454	8,871,324
Investor Class	12,605,573	125,401,939
Total	$ 591,923,050	$ 6,071,525,358

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	8,372,196	17,478,838	$ 210,215,742	$ 594,284,099
Reinvestment of distributions	11,810,822	109,587,502	285,821,889	3,086,987,268
Shares redeemed	(31,149,170)	(52,177,578)	(779,871,436)	(1,746,106,450)
Net increase (decrease)	(10,966,152)	74,888,762	$ (283,833,805)	$ 1,935,164,917
Service Class
Shares sold	4,772,647	6,710,212	$ 119,143,443	$ 225,338,266
Reinvestment of distributions	2,899,758	26,766,756	69,884,162	751,031,526
Shares redeemed	(10,484,030)	(13,390,785)	(260,541,793)	(448,909,951)
Net increase (decrease)	(2,811,625)	20,086,183	$ (71,514,188)	$ 527,459,841
Service Class 2
Shares sold	53,689,464	83,177,998	$ 1,321,749,579	$ 2,766,576,376
Reinvestment of distributions	9,550,819	83,070,567	227,309,467	2,300,445,756
Shares redeemed	(15,998,288)	(24,985,477)	(395,413,441)	(841,364,996)
Net increase (decrease)	47,241,995	141,263,088	$ 1,153,645,605	$ 4,225,657,136
Service Class 2R
Shares sold	210,267	417,603	$ 5,129,373	$ 14,264,062
Reinvestment of distributions	31,993	331,032	758,242	9,134,167
Shares redeemed	(397,560)	(307,879)	(9,608,948)	(9,961,471)
Net increase (decrease)	(155,300)	440,756	$ (3,721,333)	$ 13,436,758
Investor Class
Shares sold	2,403,603	4,942,578	$ 59,922,671	$ 166,133,204
Reinvestment of distributions	526,639	4,625,172	12,702,539	129,700,832
Shares redeemed	(561,147)	(495,596)	(13,941,391)	(16,662,195)
Net increase (decrease)	2,369,095	9,072,154	$ 58,683,819	$ 279,171,841

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	754,396,118.13	95.721
Withheld	33,724,400.40	4.279
TOTAL	788,120,518.53	100.000
Dennis J. Dirks
Affirmative	755,765,958.75	95.895
Withheld	32,354,559.78	4.105
TOTAL	788,120,518.53	100.000
Edward C. Johnson 3d
Affirmative	753,714,712.60	95.634
Withheld	34,405,805.93	4.366
TOTAL	788,120,518.53	100.000
Alan J. Lacy
Affirmative	755,539,784.95	95.866
Withheld	32,580,733.58	4.134
TOTAL	788,120,518.53	100.000
Ned C. Lautenbach
Affirmative	755,270,925.90	95.832
Withheld	32,849,592.63	4.168
TOTAL	788,120,518.53	100.000
Joseph Mauriello
Affirmative	755,673,213.30	95.883
Withheld	32,447,305.23	4.117
TOTAL	788,120,518.53	100.000
Cornelia M. Small
Affirmative	755,628,126.83	95.877
Withheld	32,492,391.70	4.123
TOTAL	788,120,518.53	100.000
William S. Stavropoulos
Affirmative	754,899,686.63	95.785
Withheld	33,220,831.90	4.215
TOTAL	788,120,518.53	100.000
David M. Thomas
Affirmative	755,655,877.24	95.881
Withheld	32,464,641.29	4.119
TOTAL	788,120,518.53	100.000
Michael E. Wiley
Affirmative	755,513,012.38	95.863
Withheld	32,607,506.15	4.137
TOTAL	788,120,518.53	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	637,916,630.61	80.942
Against	98,488,476.51	12.496
Abstain	51,715,411.41	6.562
TOTAL	788,120,518.53	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0808
1.833452.102

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 902.40	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 5.02
Service Class
Actual	$ 1,000.00	$ 900.60	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42
Service Class 2
Actual	$ 1,000.00	$ 900.40	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27
Investor Class
Actual	$ 1,000.00	$ 901.30	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Service Class	1.08%
Service Class 2	1.25%
Investor Class	1.08%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
GrafTech International Ltd.	0.6	0.5
Stone Energy Corp.	0.6	0.6
Owens & Minor, Inc.	0.6	0.0
Wabtec Corp.	0.6	0.4
Swift Energy Co.	0.6	0.4
Concho Resources, Inc.	0.6	0.0
Nordic American Tanker Shipping Ltd.	0.6	0.0
Woodward Governor Co.	0.6	0.5
Atheros Communications, Inc.	0.6	0.0
Callon Petroleum Co.	0.6	0.0
	6.0
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	17.2
Information Technology	17.2	18.6
Industrials	16.3	13.4
Consumer Discretionary	13.9	14.0
Health Care	12.4	13.4
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks and Equity Futures 100.0%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.5%	** Foreign investments	1.1%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.6%
ATC Technology Corp. (a)	5,887	$ 137,049
Cooper Tire & Rubber Co.	4,849	38,016
Drew Industries, Inc. (a)	3,910	62,365
Fuel Systems Solutions, Inc. (a)	1,564	60,214
Lear Corp. (a)	2,155	30,558
Stoneridge, Inc. (a)	8,500	145,010
Superior Industries International, Inc.	2,350	39,668
		512,880
Diversified Consumer Services - 1.4%
American Public Education, Inc.	1,762	68,788
DeVry, Inc.	1,730	92,763
Jackson Hewitt Tax Service, Inc.	705	8,615
Sotheby's Class A (ltd. vtg.)	3,892	102,632
Stewart Enterprises, Inc. Class A	11,153	80,302
Strayer Education, Inc.	581	121,470
		474,570
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	4,528	153,046
Bob Evans Farms, Inc.	5,707	163,220
Buffalo Wild Wings, Inc. (a)	3,034	75,334
Chipotle Mexican Grill, Inc. Class A (a)	590	48,746
Denny's Corp. (a)	43,142	122,523
Jack in the Box, Inc. (a)	1,986	44,506
Papa John's International, Inc. (a)	5,410	143,852
Speedway Motorsports, Inc.	593	12,085
		763,312
Household Durables - 1.0%
American Greetings Corp. Class A	4,030	49,730
Furniture Brands International, Inc.	11,470	153,239
Tupperware Brands Corp.	2,201	75,318
Universal Electronics, Inc. (a)	2,278	47,610
		325,897
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)	623	26,490
FTD Group, Inc.	4,591	61,198
Netflix, Inc. (a)(d)	5,056	131,810
NutriSystem, Inc.	4,817	68,112
Priceline.com, Inc. (a)	892	102,990
		390,600
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	914	36,907
Media - 1.6%
Belo Corp. Series A	12,677	92,669
Cox Radio, Inc. Class A (a)	5,046	59,543
Interactive Data Corp.	4,661	117,131
Lee Enterprises, Inc. (d)	2,988	11,922
LIN TV Corp. Class A (a)	13,271	79,095
Marvel Entertainment, Inc. (a)	1,338	43,003

	Shares	Value
Sinclair Broadcast Group, Inc. Class A	11,371	$ 86,420
World Wrestling Entertainment, Inc. Class A	1,956	30,259
		520,042
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	5,479	171,657
Christopher & Banks Corp.	2,824	19,203
Dress Barn, Inc. (a)	5,045	67,502
Finish Line, Inc. Class A	11,176	97,231
Genesco, Inc. (a)	5,700	175,959
Gymboree Corp. (a)	2,698	108,109
Jo-Ann Stores, Inc. (a)	3,450	79,454
Midas, Inc. (a)	4,273	57,686
Talbots, Inc. (d)	6,885	79,797
The Buckle, Inc.	1,025	46,873
Wet Seal, Inc. Class A (a)	28,985	138,258
		1,041,729
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	628	87,418
Fossil, Inc. (a)	2,680	77,908
Lululemon Athletica, Inc. (d)	2,437	70,819
Maidenform Brands, Inc. (a)	4,432	59,832
Perry Ellis International, Inc. (a)	4,985	105,782
Quiksilver, Inc. (a)	11,000	108,020
		509,779
TOTAL CONSUMER DISCRETIONARY		4,575,716
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	5,592	129,567
Longs Drug Stores Corp.	3,179	133,868
Nash-Finch Co.	4,043	138,554
		401,989
Food Products - 1.2%
Darling International, Inc. (a)	5,134	84,814
Flowers Foods, Inc.	5,485	155,445
Ralcorp Holdings, Inc. (a)(d)	2,890	142,882
TreeHouse Foods, Inc. (a)	902	21,883
		405,024
Personal Products - 0.6%
Chattem, Inc. (a)	1,644	106,942
Prestige Brands Holdings, Inc. (a)	7,666	81,720
		188,662
TOTAL CONSUMER STAPLES		995,675
ENERGY - 9.2%
Energy Equipment & Services - 2.6%
Grey Wolf, Inc. (a)	18,864	170,342
Gulfmark Offshore, Inc. (a)	2,314	134,629
IHS, Inc. Class A (a)	712	49,555
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Newpark Resources, Inc. (a)	6,146	$ 48,308
Oil States International, Inc. (a)	1,200	76,128
T-3 Energy Services, Inc. (a)	1,386	110,145
Trico Marine Services, Inc. (a)(d)	3,810	138,760
Willbros Group, Inc. (a)	2,545	111,496
		839,363
Oil, Gas & Consumable Fuels - 6.6%
Abraxas Petroleum Corp. (a)	5,502	29,766
Alpha Natural Resources, Inc. (a)	667	69,561
Bois d'Arc Energy LLC (a)	5,393	131,104
Callon Petroleum Co. (a)	6,657	182,136
Concho Resources, Inc.	5,192	193,662
Endeavor International Corp. (a)	41,869	90,856
Gasco Energy, Inc. (a)	24,077	99,920
Gran Tierra Energy, Inc. (a)	6,476	51,614
Mariner Energy, Inc. (a)	2,882	106,548
McMoRan Exploration Co. (a)	6,388	175,798
Nordic American Tanker Shipping Ltd.	4,979	193,285
Penn Virginia Corp.	1,640	123,689
Petrohawk Energy Corp. (a)	1,425	65,992
Stone Energy Corp. (a)	3,139	206,891
Swift Energy Co. (a)	2,955	195,207
Teekay Tankers Ltd.	7,000	162,470
Whiting Petroleum Corp. (a)	1,004	106,504
		2,185,003
TOTAL ENERGY		3,024,366
FINANCIALS - 17.3%
Capital Markets - 2.2%
Apollo Investment Corp.	1,129	16,179
BGC Partners, Inc. Class A (a)	11,784	88,969
Hercules Technology Growth Capital, Inc.	5,945	53,089
Knight Capital Group, Inc. Class A (a)	7,721	138,824
MCG Capital Corp.	2,761	10,989
MVC Capital, Inc.	6,117	83,742
optionsXpress Holdings, Inc.	5,596	125,015
Patriot Capital Funding, Inc.	1,816	11,350
Prospect Capital Corp.	9,281	122,324
Waddell & Reed Financial, Inc. Class A	1,676	58,677
		709,158
Commercial Banks - 4.4%
City Bank Lynnwood, Washington	576	4,954
Community Bank System, Inc.	5,377	110,874
Community Trust Bancorp, Inc.	441	11,581
First Bancorp, Puerto Rico	8,058	51,088
First Financial Bankshares, Inc.	2,188	100,232
Glacier Bancorp, Inc.	6,474	103,519
Green Bankshares, Inc.	1,133	15,885

	Shares	Value
Home Bancshares, Inc.	3,707	$ 83,333
MainSource Financial Group, Inc.	1,846	28,613
National Penn Bancshares, Inc.	10,058	133,570
Old Second Bancorp, Inc.	4,540	52,755
Oriental Financial Group, Inc.	8,636	123,149
Pacific Capital Bancorp (d)	6,873	94,710
Renasant Corp.	2,905	42,791
S&T Bancorp, Inc.	4,662	135,478
Sandy Spring Bancorp, Inc.	2,625	43,523
Santander Bancorp	8,098	85,920
Suffolk Bancorp	2,487	73,068
Tompkins Financial Corp.	1,411	52,489
Virginia Commerce Bancorp, Inc. (d)	6,431	33,377
WesBanco, Inc.	4,385	75,203
		1,456,112
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	515	2,616
Dollar Financial Corp. (a)	3,243	49,002
EZCORP, Inc. (non-vtg.) Class A (a)	4,085	52,084
		103,702
Diversified Financial Services - 0.2%
Encore Capital Group, Inc. (a)	7,618	67,267
Insurance - 3.3%
Amerisafe, Inc. (a)	10,033	159,926
Aspen Insurance Holdings Ltd.	2,856	67,602
Assured Guaranty Ltd. (d)	5,203	93,602
Darwin Professional Underwriters, Inc. (a)	3,854	118,703
FBL Financial Group, Inc. Class A	1,983	39,422
Harleysville Group, Inc.	2,459	83,188
IPC Holdings Ltd.	1,987	52,755
Max Capital Group Ltd.	1,140	24,316
Navigators Group, Inc. (a)	2,312	124,964
Platinum Underwriters Holdings Ltd.	2,294	74,807
RLI Corp.	2,327	115,117
SeaBright Insurance Holdings, Inc. (a)	8,000	115,840
		1,070,242
Real Estate Investment Trusts - 5.8%
Alexandria Real Estate Equities, Inc.	280	27,255
Ashford Hospitality Trust, Inc.	22,853	105,581
BioMed Realty Trust, Inc.	4,954	121,522
Digital Realty Trust, Inc.	1,196	48,928
Extra Space Storage, Inc.	9,770	150,067
First Industrial Realty Trust, Inc.	1,941	53,319
Highwoods Properties, Inc. (SBI)	4,392	137,997
LaSalle Hotel Properties (SBI)	5,221	131,204
Lexington Corporate Properties Trust	8,043	109,626
Mission West Properties, Inc.	2,117	23,202
National Retail Properties, Inc.	6,398	133,718
Nationwide Health Properties, Inc.	3,217	101,303
NorthStar Realty Finance Corp.	17,683	147,123
Omega Healthcare Investors, Inc.	5,889	98,052
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	3,391	$ 114,378
Pennsylvania Real Estate Investment Trust (SBI)	3,210	74,279
PS Business Parks, Inc.	1,285	66,306
Realty Income Corp.	4,414	100,463
Senior Housing Properties Trust (SBI)	638	12,460
Sunstone Hotel Investors, Inc.	9,475	157,285
		1,914,068
Real Estate Management & Development - 0.2%
Tejon Ranch Co. (a)	1,827	65,882
Thrifts & Mortgage Finance - 0.9%
First Niagara Financial Group, Inc.	6,825	87,770
Flushing Financial Corp.	980	18,571
Ocwen Financial Corp. (a)	22,000	102,300
Provident Financial Services, Inc.	6,863	96,151
		304,792
TOTAL FINANCIALS		5,691,223
HEALTH CARE - 12.4%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	339	24,578
Alnylam Pharmaceuticals, Inc. (a)	6,092	162,839
ARIAD Pharmaceuticals, Inc. (a)	16,331	39,194
Avant Immunotherapeutics, Inc. (a)	2,256	32,847
BioMarin Pharmaceutical, Inc. (a)	2,545	73,754
Cubist Pharmaceuticals, Inc. (a)	3,317	59,242
GTx, Inc. (a)(d)	2,373	34,053
Isis Pharmaceuticals, Inc. (a)	7,498	102,198
Martek Biosciences (a)	2,151	72,510
Momenta Pharmaceuticals, Inc. (a)	3,458	42,533
ONYX Pharmaceuticals, Inc. (a)	757	26,949
OSI Pharmaceuticals, Inc. (a)	2,965	122,514
Regeneron Pharmaceuticals, Inc. (a)	3,429	49,515
Seattle Genetics, Inc. (a)	4,613	39,026
Synta Pharmaceuticals Corp. (a)	6,254	38,149
Targacept, Inc. (a)	3,150	22,901
Theravance, Inc. (a)	1,800	21,366
		964,168
Health Care Equipment & Supplies - 3.2%
CONMED Corp. (a)	2,427	64,437
Cryolife, Inc. (a)	11,080	126,755
Invacare Corp.	5,350	109,354
Inverness Medical Innovations, Inc. (a)	337	11,178
Masimo Corp.	4,163	142,999
Meridian Bioscience, Inc.	3,961	106,630
Merit Medical Systems, Inc. (a)	8,763	128,816
Quidel Corp. (a)	9,021	149,027

	Shares	Value
Somanetics Corp. (a)	5,703	$ 120,904
Steris Corp.	3,471	99,826
		1,059,926
Health Care Providers & Services - 3.8%
AMERIGROUP Corp. (a)	1,381	28,725
AMN Healthcare Services, Inc. (a)	9,581	162,111
AmSurg Corp. (a)	2,857	69,568
Apria Healthcare Group, Inc. (a)	2,860	55,455
Centene Corp. (a)	3,412	57,287
Chemed Corp.	2,318	84,862
Hanger Orthopedic Group, Inc. (a)	3,844	63,388
HealthSouth Corp. (a)(d)	7,689	127,868
Magellan Health Services, Inc. (a)	1,215	44,991
Medcath Corp. (a)	1,514	27,222
Molina Healthcare, Inc. (a)	5,357	130,389
Owens & Minor, Inc.	4,506	205,879
PharMerica Corp. (a)	6,481	146,406
RehabCare Group, Inc. (a)	2,526	40,492
		1,244,643
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	478	38,665
Dionex Corp. (a)	1,306	86,679
eResearchTechnology, Inc. (a)	4,920	85,805
Illumina, Inc. (a)	723	62,981
Kendle International, Inc. (a)	790	28,701
Varian, Inc. (a)	1,325	67,655
		370,486
Pharmaceuticals - 1.4%
Adolor Corp. (a)	7,772	42,591
Medicis Pharmaceutical Corp. Class A	4,189	87,047
Pain Therapeutics, Inc. (a)	7,000	55,300
Perrigo Co.	4,099	130,225
Sciele Pharma, Inc.	3,630	70,241
ViroPharma, Inc. (a)	6,494	71,824
XenoPort, Inc. (a)	200	7,806
		465,034
TOTAL HEALTH CARE		4,104,257
INDUSTRIALS - 16.3%
Aerospace & Defense - 2.0%
Ceradyne, Inc. (a)	464	15,915
Cubic Corp.	3,968	88,407
Curtiss-Wright Corp.	769	34,405
Esterline Technologies Corp. (a)	3,298	162,459
Hexcel Corp. (a)	4,663	89,996
Teledyne Technologies, Inc. (a)	2,665	130,025
TransDigm Group, Inc. (a)	3,863	129,758
		650,965
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	2,150	106,339
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	3,844	$ 131,196
Pacer International, Inc.	4,439	95,483
		333,018
Airlines - 0.2%
SkyWest, Inc.	4,677	59,164
Building Products - 0.9%
Gibraltar Industries, Inc.	7,556	120,669
Insteel Industries, Inc.	8,756	160,322
		280,991
Commercial Services & Supplies - 3.7%
Administaff, Inc.	1,404	39,158
Cenveo, Inc. (a)	13,938	136,174
Comfort Systems USA, Inc.	9,491	127,559
CoStar Group, Inc. (a)	1,784	79,299
Deluxe Corp.	4,754	84,716
Heidrick & Struggles International, Inc.	1,899	52,488
Interface, Inc. Class A	5,655	70,857
Korn/Ferry International (a)	2,264	35,613
MPS Group, Inc. (a)	11,025	117,196
Navigant Consulting, Inc. (a)	8,129	159,003
On Assignment, Inc. (a)	15,650	125,513
Waste Connections, Inc. (a)	761	24,299
Watson Wyatt Worldwide, Inc. Class A	3,243	171,522
		1,223,397
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)	5,538	157,999
MasTec, Inc. (a)	7,999	85,269
Perini Corp. (a)	4,663	154,112
		397,380
Electrical Equipment - 3.0%
Acuity Brands, Inc.	2,190	105,295
Belden, Inc.	2,687	91,036
Brady Corp. Class A	4,626	159,736
Encore Wire Corp.	2,549	54,013
GrafTech International Ltd. (a)	7,898	211,892
II-VI, Inc. (a)	3,493	121,976
Regal-Beloit Corp.	1,680	70,980
Woodward Governor Co.	5,118	182,508
		997,436
Industrial Conglomerates - 0.2%
Walter Industries, Inc.	716	77,879
Machinery - 3.1%
Actuant Corp. Class A	4,173	130,824
Bucyrus International, Inc. Class A	630	46,003
CIRCOR International, Inc.	3,248	159,120
Columbus McKinnon Corp. (NY Shares) (a)	4,501	108,384
Gorman-Rupp Co.	772	30,756

	Shares	Value
Graham Corp.	799	$ 59,214
Middleby Corp. (a)(d)	1,360	59,718
Robbins & Myers, Inc.	3,431	171,104
Valmont Industries, Inc.	538	56,108
Wabtec Corp.	4,080	198,370
		1,019,601
Road & Rail - 0.3%
Arkansas Best Corp.	3,106	113,804
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	3,090	74,685
Beacon Roofing Supply, Inc. (a)	13,018	138,121
		212,806
TOTAL INDUSTRIALS		5,366,441
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.5%
3Com Corp. (a)	45,733	96,954
BigBand Networks, Inc. (a)	17,705	83,745
Blue Coat Systems, Inc. (a)	5,741	81,006
Emulex Corp. (a)	10,894	126,915
Foundry Networks, Inc. (a)	6,626	78,319
NETGEAR, Inc. (a)	2,161	29,951
Polycom, Inc. (a)	5,454	132,859
Powerwave Technologies, Inc. (a)	5,108	21,709
Tekelec (a)	9,903	145,673
ViaSat, Inc. (a)	1,100	22,231
		819,362
Computers & Peripherals - 1.2%
Electronics for Imaging, Inc. (a)	9,423	137,576
Intevac, Inc. (a)	2,045	23,068
Novatel Wireless, Inc. (a)	8,840	98,389
Rackable Systems, Inc. (a)	11,007	147,494
		406,527
Electronic Equipment & Instruments - 1.7%
Checkpoint Systems, Inc. (a)	6,342	132,421
CTS Corp.	7,618	76,561
FLIR Systems, Inc. (a)	2,051	83,209
Littelfuse, Inc. (a)	846	26,691
Park Electrochemical Corp.	3,538	86,009
Sanmina-SCI Corp. (a)	29,203	37,380
Technitrol, Inc.	3,693	62,744
TTM Technologies, Inc. (a)	5,077	67,067
		572,082
Internet Software & Services - 2.3%
EarthLink, Inc. (a)	14,961	129,413
Greenfield Online, Inc. (a)	7,211	107,588
InfoSpace, Inc.	11,332	94,396
Interwoven, Inc. (a)	6,635	79,686
j2 Global Communications, Inc. (a)	959	22,057
LoopNet, Inc. (a)(d)	6,758	76,365
NIC, Inc.	2,321	15,852
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SonicWALL, Inc. (a)	6,903	$ 44,524
United Online, Inc.	9,913	99,427
ValueClick, Inc. (a)	2,097	31,770
Vignette Corp. (a)	4,944	59,328
		760,406
IT Services - 0.7%
Global Cash Access Holdings, Inc. (a)	2,730	18,728
Maximus, Inc.	1,836	63,930
SAIC, Inc. (a)	4,381	91,169
Sapient Corp. (a)	7,526	48,317
		222,144
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. (a)	2,737	37,497
Amkor Technology, Inc. (a)	16,695	173,795
Atheros Communications, Inc. (a)	6,082	182,460
Cymer, Inc. (a)	1,526	41,019
Lattice Semiconductor Corp. (a)	17,554	54,944
MKS Instruments, Inc. (a)	4,464	97,762
ON Semiconductor Corp. (a)	5,073	46,519
PMC-Sierra, Inc. (a)	4,592	35,129
Silicon Image, Inc. (a)	19,774	143,362
Skyworks Solutions, Inc. (a)	16,011	158,029
TriQuint Semiconductor, Inc. (a)	22,945	139,047
Ultratech, Inc. (a)	846	13,130
Veeco Instruments, Inc. (a)	8,258	132,789
Zoran Corp. (a)	7,629	89,259
		1,344,741
Software - 4.7%
Ansoft Corp. (a)	2,478	90,199
Ansys, Inc. (a)	2,094	98,669
Aspen Technology, Inc. (a)	9,238	122,865
Bottomline Technologies, Inc. (a)	4,780	46,509
Jack Henry & Associates, Inc.	5,370	116,207
JDA Software Group, Inc. (a)	8,691	157,307
Macrovision Solutions Corp. (a)	3,446	51,552
Manhattan Associates, Inc. (a)	2,763	65,566
MICROS Systems, Inc. (a)	2,394	72,993
MicroStrategy, Inc. Class A (a)	550	35,613
Net 1 UEPS Technologies, Inc. (a)	1,487	36,134
Nuance Communications, Inc. (a)	2,907	45,553
Quest Software, Inc. (a)	2,763	40,920
Secure Computing Corp. (a)	9,473	39,218
Solera Holdings, Inc.	6,355	175,779
SPSS, Inc. (a)	3,570	129,841
Sybase, Inc. (a)	6,085	179,021
TIBCO Software, Inc. (a)	4,073	31,158
		1,535,104
TOTAL INFORMATION TECHNOLOGY		5,660,366

	Shares	Value
MATERIALS - 4.9%
Chemicals - 1.9%
CF Industries Holdings, Inc.	415	$ 63,412
H.B. Fuller Co.	7,563	169,714
Hercules, Inc.	5,026	85,090
Innophos Holdings, Inc.	3,443	110,004
Innospec, Inc.	4,442	83,598
Terra Industries, Inc.	2,107	103,980
		615,798
Containers & Packaging - 1.1%
Aptargroup, Inc.	2,260	94,807
Greif, Inc. Class A	548	35,088
Rock-Tenn Co. Class A	3,045	91,320
Silgan Holdings, Inc.	2,916	147,958
		369,173
Metals & Mining - 0.8%
Universal Stainless & Alloy Products, Inc. (a)	3,675	136,122
Worthington Industries, Inc. (d)	7,205	147,703
		283,825
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc. (a)	12,714	107,560
Glatfelter	11,026	148,961
Mercer International, Inc. (SBI) (a)	13,060	97,689
		354,210
TOTAL MATERIALS		1,623,006
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
Cincinnati Bell, Inc. (a)	40,235	160,135
Consolidated Communications Holdings, Inc.	3,258	48,512
Iowa Telecommunication Services, Inc.	8,642	152,186
NTELOS Holdings Corp.	5,271	133,725
		494,558
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	8,956	145,087
TOTAL TELECOMMUNICATION SERVICES		639,645
UTILITIES - 2.8%
Electric Utilities - 0.9%
Central Vermont Public Service Corp.	1,500	29,055
El Paso Electric Co. (a)	6,126	121,295
Portland General Electric Co.	5,278	118,861
Westar Energy, Inc.	1,931	41,536
		310,747
Gas Utilities - 1.0%
New Jersey Resources Corp.	1,818	59,358
Northwest Natural Gas Co.	1,998	92,427
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	1,335	$ 39,690
WGL Holdings, Inc.	3,897	135,382
		326,857
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	1,600	51,296
Multi-Utilities - 0.4%
Aquila, Inc. (a)	12,000	45,240
Avista Corp.	4,057	87,063
		132,303
Water Utilities - 0.3%
American States Water Co.	2,775	96,959
TOTAL UTILITIES		918,162
TOTAL COMMON STOCKS (Cost $33,927,020)		32,598,857
Investment Companies - 0.1%

iShares Russell 2000 Index ETF (Cost $44,683)	625	43,144
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.72% 9/25/08 (e) (Cost $29,877)	$ 30,000	29,876
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b)	333,992	$ 333,992
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	1,563,571	1,563,571
TOTAL MONEY MARKET FUNDS (Cost $1,897,563)		1,897,563
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $35,899,143)		34,569,440
NET OTHER ASSETS - (4.9)%		(1,603,239)
NET ASSETS - 100%		$ 32,966,201
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini Russell 2000 Index Contracts	Sept. 2008	$ 345,874	$ (2,685)
The face value of futures purchased as a percentage of net assets - 1.0%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,876.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,391
Fidelity Securities Lending Cash Central Fund	35,531
Total	$ 43,922
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 34,569,440	$ 34,539,564	$ 29,876	$ -
Other Financial Instruments*	$ (2,685)	$ (2,685)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $1,049,146 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,488,074) - See accompanying schedule: Unaffiliated issuers (cost $34,001,580)	$ 32,671,877
Fidelity Central Funds (cost $1,897,563)	1,897,563
Total Investments (cost $35,899,143)		$ 34,569,440
Cash		44,683
Receivable for investments sold		7,747,888
Receivable for fund shares sold		10,850
Dividends receivable		48,833
Distributions receivable from Fidelity Central Funds		5,355
Prepaid expenses		62
Total assets		42,427,111

Liabilities
Payable for investments purchased	$ 7,793,795
Payable for fund shares redeemed	27,655
Accrued management fee	21,814
Distribution fees payable	874
Payable for daily variation on futures contracts	20,875
Other affiliated payables	4,754
Other payables and accrued expenses	27,572
Collateral on securities loaned, at value	1,563,571
Total liabilities		9,460,910

Net Assets		$ 32,966,201
Net Assets consist of:
Paid in capital		$ 36,949,959
Undistributed net investment income		78,139
Accumulated undistributed net realized gain (loss) on investments		(2,729,509)
Net unrealized appreciation (depreciation) on investments		(1,332,388)
Net Assets		$ 32,966,201

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,040,746 ÷ 798,076 shares)	$ 10.08

Service Class: Net Asset Value, offering price and redemption price per share ($1,205,519 ÷ 119,776 shares)	$ 10.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,451,637 ÷ 343,735 shares)	$ 10.04

Investor Class: Net Asset Value, offering price and redemption price per share ($20,268,299 ÷ 2,016,672 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 223,083
Interest		747
Income from Fidelity Central Funds (including $35,531 from security lending)		43,922
Total income		267,752

Expenses
Management fee	$ 128,622
Transfer agent fees	26,213
Distribution fees	5,303
Accounting and security lending fees	7,153
Custodian fees and expenses	5,072
Independent trustees' compensation	79
Audit	21,962
Legal	52
Miscellaneous	3,348
Total expenses before reductions	197,804
Expense reductions	(1,740)	196,064
Net investment income (loss)		71,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,465,833)
Futures contracts	(186,527)
Total net realized gain (loss)		(1,652,360)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,234,203)
Futures contracts	(9,062)
Total change in net unrealized appreciation (depreciation)		(2,243,265)
Net gain (loss)		(3,895,625)
Net increase (decrease) in net assets resulting from operations		$ (3,823,937)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,688	$ 145,706
Net realized gain (loss)	(1,652,360)	(882,461)
Change in net unrealized appreciation (depreciation)	(2,243,265)	(809,151)
Net increase (decrease) in net assets resulting from operations	(3,823,937)	(1,545,906)
Distributions to shareholders from net investment income	-	(178,882)
Distributions to shareholders from net realized gain	-	(211,153)
Total distributions	-	(390,035)
Share transactions - net increase (decrease)	(2,304,049)	16,167,023
Total increase (decrease) in net assets	(6,127,986)	14,231,082

Net Assets
Beginning of period	39,094,187	24,863,105
End of period (including undistributed net investment income of $78,139 and undistributed net investment income of $6,451, respectively)	$ 32,966,201	$ 39,094,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05	.04	- J
Net realized and unrealized gain (loss)	(1.11)	(.32)	1.60	(.06)
Total from investment operations	(1.09)	(.27)	1.64	(.06)
Distributions from net investment income	-	(.06)	(.02)	-
Distributions from net realized gain	-	(.07)	-	-
Total distributions	-	(.12) K	(.02)	-
Net asset value, end of period	$ 10.08	$ 11.17	$ 11.56	$ 9.94
Total Return B, C, D	(9.76)%	(2.33)%	16.51%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.01%	1.30%	42.86% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	.98%	1.00% A
Net investment income (loss)	.47% A	.45%	.34%	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,041	$ 11,668	$ 10,119	$ 1,242
Portfolio turnover rate G	111% A	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.03	- J
Net realized and unrealized gain (loss)	(1.13)	(.31)	1.60	(.06)
Total from investment operations	(1.11)	(.27)	1.63	(.06)
Distributions from net investment income	-	(.05)	(.01)	-
Distributions from net realized gain	-	(.07)	-	-
Total distributions	-	(.12) K	(.01)	-
Net asset value, end of period	$ 10.06	$ 11.17	$ 11.56	$ 9.94
Total Return B, C, D	(9.94)%	(2.40)%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.09%	1.54%	42.96% A
Expenses net of fee waivers, if any	1.08% A	1.09%	1.10%	1.10% A
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.10% A
Net investment income (loss)	.39% A	.37%	.24%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,206	$ 1,411	$ 1,446	$ 1,242
Portfolio turnover rate G	111% A	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	.01	- J
Net realized and unrealized gain (loss)	(1.12)	(.32)	1.61	(.06)
Total from investment operations	(1.11)	(.30)	1.62	(.06)
Distributions from net investment income	-	(.04)	(.01)	-
Distributions from net realized gain	-	(.07)	-	-
Total distributions	-	(.10) K	(.01)	-
Net asset value, end of period	$ 10.04	$ 11.15	$ 11.55	$ 9.94
Total Return B, C, D	(9.96)%	(2.60)%	16.25%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.24%	1.69%	43.12% A
Expenses net of fee waivers, if any	1.25% A	1.24%	1.25%	1.25% A
Expenses net of all reductions	1.25% A	1.24%	1.23%	1.25% A
Net investment income (loss)	.22% A	.21%	.09%	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,452	$ 4,143	$ 1,444	$ 1,242
Portfolio turnover rate G	111% A	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share K Total distributions of $.10 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.065 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.02	- J
Net realized and unrealized gain (loss)	(1.12)	(.32)	1.61	(.06)
Total from investment operations	(1.10)	(.28)	1.63	(.06)
Distributions from net investment income	-	(.05)	(.02)	-
Distributions from net realized gain	-	(.07)	-	-
Total distributions	-	(.12) K	(.02)	-
Net asset value, end of period	$ 10.05	$ 11.15	$ 11.55	$ 9.94
Total Return B, C, D	(9.87)%	(2.50)%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.10%	1.41%	43.46% A
Expenses net of fee waivers, if any	1.08% A	1.10%	1.15%	1.15% A
Expenses net of all reductions	1.08% A	1.10%	1.13%	1.15% A
Net investment income (loss)	.39% A	.35%	.19%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,268	$ 21,872	$ 11,853	$ 1,242
Portfolio turnover rate G	111% A	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships, losses deferred due to futures, excise tax regulations and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,795,687
Unrealized depreciation	(4,155,786)
Net unrealized appreciation (depreciation)	(1,360,099)
Cost for federal income tax purposes	$ 35,929,539

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,874,675 and $21,036,993, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 654
Service Class 2	4,649
$ 5,303

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,019
Service Class	431
Service Class 2	2,398
Investor Class	18,365
$ 26,213

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 798
Service Class 2	1.25%	790
		$ 1,588

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $152.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 60,095
Service Class	-	6,389
Service Class 2	-	14,067
Investor Class	-	98,331
Total	$ -	$ 178,882

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Initial Class	$ -	$ 65,982
Service Class	-	8,140
Service Class 2	-	20,385
Investor Class	-	116,646
Total	$ -	$ 211,153

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	138,854	754,068	$ 1,438,628	$ 8,951,537
Reinvestment of distributions	-	10,950	-	126,077
Shares redeemed	(385,016)	(595,812)	(3,928,849)	(7,176,328)
Net increase (decrease)	(246,162)	169,206	$ (2,490,221)	$ 1,901,286
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	1,263	-	14,529
Shares redeemed	(6,601)	-	(67,198)	-
Net increase (decrease)	(6,601)	1,263	$ (67,198)	$ 14,529
Service Class 2
Shares sold	38,343	355,213	$ 394,648	$ 4,361,030
Reinvestment of distributions	-	3,006	-	34,452
Shares redeemed	(66,165)	(111,722)	(685,819)	(1,349,899)
Net increase (decrease)	(27,822)	246,497	$ (291,171)	$ 3,045,583
Investor Class
Shares sold	324,990	1,336,558	$ 3,308,039	$ 15,970,668
Reinvestment of distributions	-	18,739	-	214,977
Shares redeemed	(269,632)	(420,620)	(2,763,498)	(4,980,020)
Net increase (decrease)	55,358	934,677	$ 544,541	$ 11,205,625

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	754,396,118.13	95.721
Withheld	33,724,400.40	4.279
TOTAL	788,120,518.53	100.000
Dennis J. Dirks
Affirmative	755,765,958.75	95.895
Withheld	32,354,559.78	4.105
TOTAL	788,120,518.53	100.000
Edward C. Johnson 3d
Affirmative	753,714,712.60	95.634
Withheld	34,405,805.93	4.366
TOTAL	788,120,518.53	100.000
Alan J. Lacy
Affirmative	755,539,784.95	95.866
Withheld	32,580,733.58	4.134
TOTAL	788,120,518.53	100.000
Ned C. Lautenbach
Affirmative	755,270,925.90	95.832
Withheld	32,849,592.63	4.168
TOTAL	788,120,518.53	100.000
Joseph Mauriello
Affirmative	755,673,213.30	95.883
Withheld	32,447,305.23	4.117
TOTAL	788,120,518.53	100.000
Cornelia M. Small
Affirmative	755,628,126.83	95.877
Withheld	32,492,391.70	4.123
TOTAL	788,120,518.53	100.000
William S. Stavropoulos
Affirmative	754,899,686.63	95.785
Withheld	33,220,831.90	4.215
TOTAL	788,120,518.53	100.000
David M. Thomas
Affirmative	755,655,877.24	95.881
Withheld	32,464,641.29	4.119
TOTAL	788,120,518.53	100.000
Michael E. Wiley
Affirmative	755,513,012.38	95.863
Withheld	32,607,506.15	4.137
TOTAL	788,120,518.53	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	637,916,630.61	80.942
Against	98,488,476.51	12.496
Abstain	51,715,411.41	6.562
TOTAL	788,120,518.53	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

VDSC-SANN-0808
1.821007.102

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 880.50	$ .47
Hypothetical A	$ 1,000.00	$ 1,024.37	$ .50
Service Class
Actual	$ 1,000.00	$ 880.10	$ .93
Hypothetical A	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class 2
Actual	$ 1,000.00	$ 879.40	$ 1.64
Hypothetical A	$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.10%
Service Class	.20%
Service Class 2.35%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.0	3.9
General Electric Co.	2.3	2.9
Microsoft Corp.	1.9	2.2
Chevron Corp.	1.8	1.5
AT&T, Inc.	1.7	1.9
Procter & Gamble Co.	1.6	1.7
Johnson & Johnson	1.6	1.5
International Business Machines Corp.	1.4	1.2
Apple, Inc.	1.3	1.3
ConocoPhillips	1.3	1.1
	18.9
Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.0	16.5
Energy	15.8	12.6
Financials	13.8	17.3
Health Care	11.6	11.8
Industrials	10.8	11.3
Consumer Staples	10.5	10.1
Consumer Discretionary	7.9	8.3
Utilities	3.9	3.5
Materials	3.8	3.3
Telecommunication Services	3.2	3.6
Asset Allocation
To match the Standard & Poor's 500 Index®, the VIP Index 500 portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.2%
Johnson Controls, Inc.	128,450	$ 3,683,946
The Goodyear Tire & Rubber Co. (a)	52,072	928,444
		4,612,390
Automobiles - 0.2%
Ford Motor Co. (a)(d)	485,296	2,334,274
General Motors Corp. (d)	122,548	1,409,302
Harley-Davidson, Inc.	51,204	1,856,657
		5,600,233
Distributors - 0.1%
Genuine Parts Co.	35,460	1,407,053
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	29,868	1,321,958
H&R Block, Inc.	70,429	1,507,181
		2,829,139
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	94,542	3,116,104
Darden Restaurants, Inc.	30,314	968,229
International Game Technology	67,015	1,674,035
Marriott International, Inc. Class A	65,047	1,706,833
McDonald's Corp.	245,359	13,794,083
Starbucks Corp. (a)	157,580	2,480,309
Starwood Hotels & Resorts Worldwide, Inc.	40,411	1,619,269
Wendy's International, Inc.	18,972	516,418
Wyndham Worldwide Corp.	38,286	685,702
Yum! Brands, Inc.	102,542	3,598,199
		30,159,181
Household Durables - 0.4%
Black & Decker Corp.	13,233	761,030
Centex Corp.	26,729	357,367
D.R. Horton, Inc.	59,483	645,391
Fortune Brands, Inc.	33,267	2,076,193
Harman International Industries, Inc.	12,593	521,224
KB Home	16,675	282,308
Leggett & Platt, Inc.	36,003	603,770
Lennar Corp. Class A (d)	30,271	373,544
Newell Rubbermaid, Inc.	59,936	1,006,325
Pulte Homes, Inc.	46,240	445,291
Snap-On, Inc.	12,478	648,981
The Stanley Works	16,967	760,631
Whirlpool Corp.	16,261	1,003,792
		9,485,847
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	66,903	4,905,997
Expedia, Inc. (a)	45,232	831,364
IAC/InterActiveCorp (a)	39,224	756,239
		6,493,600
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	62,386	900,230

	Shares	Value
Hasbro, Inc.	30,009	$ 1,071,921
Mattel, Inc.	78,340	1,341,181
		3,313,332
Media - 2.8%
CBS Corp. Class B	147,411	2,873,040
Clear Channel Communications, Inc.	107,770	3,793,504
Comcast Corp. Class A	640,913	12,158,120
E.W. Scripps Co. Class A (f)	19,429	807,081
Gannett Co., Inc.	49,501	1,072,687
Interpublic Group of Companies, Inc. (a)	102,156	878,542
McGraw-Hill Companies, Inc.	69,548	2,790,266
Meredith Corp. (d)	8,012	226,659
News Corp. Class A	498,493	7,497,335
Omnicom Group, Inc.	69,332	3,111,620
The DIRECTV Group, Inc. (a)	153,776	3,984,336
The New York Times Co. Class A (d)	31,122	478,968
The Walt Disney Co.	412,390	12,866,568
Time Warner, Inc.	774,555	11,463,414
Viacom, Inc. Class B (non-vtg.) (a)	136,968	4,183,003
Washington Post Co. Class B	1,258	738,320
		68,923,463
Multiline Retail - 0.7%
Big Lots, Inc. (a)	17,669	551,980
Dillard's, Inc. Class A (d)	12,384	143,283
Family Dollar Stores, Inc.	30,238	602,946
JCPenney Co., Inc.	48,062	1,744,170
Kohl's Corp. (a)	66,392	2,658,336
Macy's, Inc.	91,015	1,767,511
Nordstrom, Inc.	38,029	1,152,279
Sears Holdings Corp. (a)(d)	15,145	1,115,581
Target Corp.	168,512	7,834,123
		17,570,209
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	18,813	1,179,199
AutoNation, Inc. (a)	28,984	290,420
AutoZone, Inc. (a)	9,306	1,126,119
Bed Bath & Beyond, Inc. (a)	56,045	1,574,865
Best Buy Co., Inc.	74,874	2,965,010
Gamestop Corp. Class A (a)	35,003	1,414,121
Gap, Inc.	97,158	1,619,624
Home Depot, Inc.	367,331	8,602,892
Limited Brands, Inc.	64,828	1,092,352
Lowe's Companies, Inc.	316,843	6,574,492
Office Depot, Inc. (a)	59,115	646,718
RadioShack Corp.	28,398	348,443
Sherwin-Williams Co.	21,397	982,764
Staples, Inc.	151,978	3,609,478
Tiffany & Co., Inc.	27,268	1,111,171
TJX Companies, Inc.	91,929	2,893,006
		36,030,674
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	73,876	$ 2,133,539
Jones Apparel Group, Inc.	18,744	257,730
Liz Claiborne, Inc. (d)	20,517	290,316
NIKE, Inc. Class B	82,121	4,895,233
Polo Ralph Lauren Corp. Class A	12,481	783,557
VF Corp.	18,897	1,345,088
		9,705,463
TOTAL CONSUMER DISCRETIONARY		196,130,584
CONSUMER STAPLES - 10.5%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	154,350	9,588,222
Brown-Forman Corp. Class B (non-vtg.)	18,256	1,379,606
Coca-Cola Enterprises, Inc.	62,269	1,077,254
Constellation Brands, Inc. Class A (sub. vtg.) (a)	42,294	839,959
Molson Coors Brewing Co. Class B	30,293	1,645,819
Pepsi Bottling Group, Inc.	29,304	818,168
PepsiCo, Inc.	343,319	21,831,655
The Coca-Cola Co.	432,397	22,475,996
		59,656,679
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	93,781	6,577,799
CVS Caremark Corp.	309,399	12,242,918
Kroger Co.	143,208	4,134,415
Safeway, Inc.	94,808	2,706,768
SUPERVALU, Inc.	45,950	1,419,396
Sysco Corp.	130,012	3,576,630
Wal-Mart Stores, Inc.	503,650	28,305,130
Walgreen Co.	214,391	6,969,851
Whole Foods Market, Inc.	30,349	718,968
		66,651,875
Food Products - 1.5%
Archer Daniels Midland Co.	139,381	4,704,109
Campbell Soup Co.	46,643	1,560,675
ConAgra Foods, Inc.	105,549	2,034,985
Dean Foods Co. (a)	32,889	645,282
General Mills, Inc.	72,521	4,407,101
H.J. Heinz Co.	68,216	3,264,136
Hershey Co.	36,368	1,192,143
Kellogg Co.	54,939	2,638,171
Kraft Foods, Inc. Class A	328,155	9,336,010
McCormick & Co., Inc. (non-vtg.)	27,748	989,494
Sara Lee Corp.	152,884	1,872,829
Tyson Foods, Inc. Class A	59,184	884,209
Wm. Wrigley Jr. Co.	46,471	3,614,514
		37,143,658
Household Products - 2.2%
Clorox Co.	29,837	1,557,491

	Shares	Value
Colgate-Palmolive Co.	109,919	$ 7,595,403
Kimberly-Clark Corp.	90,573	5,414,454
Procter & Gamble Co.	660,839	40,185,620
		54,752,968
Personal Products - 0.2%
Avon Products, Inc.	92,375	3,327,348
Estee Lauder Companies, Inc. Class A	24,758	1,150,009
		4,477,357
Tobacco - 1.5%
Altria Group, Inc.	453,332	9,320,506
Lorillard, Inc. (a)	37,647	2,603,667
Philip Morris International, Inc.	456,575	22,550,239
Reynolds American, Inc.	37,076	1,730,337
UST, Inc.	32,000	1,747,520
		37,952,269
TOTAL CONSUMER STAPLES		260,634,806
ENERGY - 15.8%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	66,673	5,823,220
BJ Services Co.	63,611	2,031,735
Cameron International Corp. (a)	46,899	2,595,860
ENSCO International, Inc.	31,244	2,522,641
Halliburton Co.	188,831	10,021,261
Nabors Industries Ltd. (a)(d)	60,937	2,999,929
National Oilwell Varco, Inc. (a)	89,868	7,973,089
Noble Corp.	58,175	3,779,048
Rowan Companies, Inc.	24,375	1,139,531
Schlumberger Ltd. (NY Shares)	258,251	27,743,905
Smith International, Inc.	43,485	3,615,343
Transocean, Inc. (a)	69,022	10,518,263
Weatherford International Ltd. (a)	147,101	7,294,739
		88,058,564
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	101,328	7,583,388
Apache Corp.	72,207	10,036,773
Cabot Oil & Gas Corp.	21,162	1,433,302
Chesapeake Energy Corp.	104,105	6,866,766
Chevron Corp.	447,716	44,382,087
ConocoPhillips	333,873	31,514,272
CONSOL Energy, Inc.	39,562	4,445,582
Devon Energy Corp.	96,575	11,604,452
El Paso Corp.	152,023	3,304,980
EOG Resources, Inc.	53,747	7,051,606
Exxon Mobil Corp.	1,143,691	100,793,479
Hess Corp.	60,819	7,674,750
Marathon Oil Corp.	153,239	7,948,507
Massey Energy Co.	17,424	1,633,500
Murphy Oil Corp.	41,123	4,032,110
Noble Energy, Inc.	37,277	3,748,575
Occidental Petroleum Corp.	177,652	15,963,809
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	58,770	$ 5,174,699
Range Resources Corp.	33,445	2,191,985
Southwestern Energy Co. (a)	74,020	3,524,092
Spectra Energy Corp.	137,008	3,937,610
Sunoco, Inc. (d)	25,294	1,029,213
Tesoro Corp. (d)	29,812	589,383
Valero Energy Corp.	114,398	4,710,910
Williams Companies, Inc.	126,499	5,099,175
XTO Energy, Inc.	110,548	7,573,643
		303,848,648
TOTAL ENERGY		391,907,212
FINANCIALS - 13.8%
Capital Markets - 2.7%
American Capital Strategies Ltd.	43,919	1,043,955
Ameriprise Financial, Inc.	48,086	1,955,658
Bank of New York Mellon Corp.	247,587	9,366,216
Charles Schwab Corp.	201,008	4,128,704
E*TRADE Financial Corp. (a)(d)	102,398	321,530
Federated Investors, Inc. Class B (non-vtg.)	18,757	645,616
Franklin Resources, Inc.	33,769	3,094,929
Goldman Sachs Group, Inc.	85,328	14,923,867
Janus Capital Group, Inc.	31,714	839,470
Legg Mason, Inc.	30,548	1,330,976
Lehman Brothers Holdings, Inc.	150,794	2,987,229
Merrill Lynch & Co., Inc.	213,282	6,763,172
Morgan Stanley	239,652	8,644,248
Northern Trust Corp.	41,455	2,842,569
State Street Corp.	92,346	5,909,221
T. Rowe Price Group, Inc.	56,214	3,174,405
		67,971,765
Commercial Banks - 2.2%
BB&T Corp.	118,368	2,695,239
Comerica, Inc.	32,575	834,897
Fifth Third Bancorp	124,414	1,266,535
First Horizon National Corp. (d)	40,431	300,402
Huntington Bancshares, Inc.	79,268	457,376
KeyCorp	105,095	1,153,943
M&T Bank Corp. (d)	16,684	1,176,889
Marshall & Ilsley Corp.	56,104	860,074
National City Corp. (d)	164,576	785,028
PNC Financial Services Group, Inc.	74,861	4,274,563
Regions Financial Corp. (d)	150,396	1,640,820
SunTrust Banks, Inc.	76,205	2,760,145
U.S. Bancorp, Delaware	376,758	10,507,781
Wachovia Corp.	462,730	7,186,197

	Shares	Value
Wells Fargo & Co.	714,876	$ 16,978,305
Zions Bancorp	23,280	733,087
		53,611,281
Consumer Finance - 0.6%
American Express Co.	250,746	9,445,602
Capital One Financial Corp.	81,213	3,086,906
Discover Financial Services	103,753	1,366,427
SLM Corp. (a)(d)	101,050	1,955,318
		15,854,253
Diversified Financial Services - 3.3%
Bank of America Corp.	963,835	23,006,741
CIT Group, Inc.	61,175	416,602
Citigroup, Inc.	1,178,425	19,750,403
CME Group, Inc.	11,800	4,521,642
IntercontinentalExchange, Inc. (a)	15,275	1,741,350
JPMorgan Chase & Co.	747,442	25,644,735
Leucadia National Corp.	38,282	1,796,957
Moody's Corp. (d)	43,963	1,514,086
NYSE Euronext	57,361	2,905,908
		81,298,424
Insurance - 3.4%
ACE Ltd.	72,060	3,969,785
AFLAC, Inc.	102,890	6,461,492
Allstate Corp.	119,218	5,435,149
American International Group, Inc.	582,003	15,399,799
Aon Corp.	64,661	2,970,526
Assurant, Inc.	20,729	1,367,285
Cincinnati Financial Corp.	35,318	897,077
Genworth Financial, Inc. Class A (non-vtg.)	93,697	1,668,744
Hartford Financial Services Group, Inc.	68,122	4,398,638
Lincoln National Corp.	56,128	2,543,721
Loews Corp. (d)	78,371	3,675,600
Marsh & McLennan Companies, Inc.	110,735	2,940,014
MBIA, Inc. (d)	45,943	201,690
MetLife, Inc.	153,750	8,113,388
Principal Financial Group, Inc.	56,040	2,351,999
Progressive Corp.	146,652	2,745,325
Prudential Financial, Inc.	94,375	5,637,963
SAFECO Corp.	19,462	1,307,068
The Chubb Corp.	79,112	3,877,279
The Travelers Companies, Inc.	130,892	5,680,713
Torchmark Corp.	19,438	1,140,039
Unum Group	74,970	1,533,137
XL Capital Ltd. Class A	38,754	796,782
		85,113,213
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	19,425	661,616
AvalonBay Communities, Inc.	16,662	1,485,584
Boston Properties, Inc.	25,910	2,337,600
Developers Diversified Realty Corp.	25,927	899,926
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	58,552	$ 2,240,785
General Growth Properties, Inc.	57,900	2,028,237
HCP, Inc.	50,844	1,617,348
Host Hotels & Resorts, Inc.	113,039	1,542,982
Kimco Realty Corp.	54,916	1,895,700
Plum Creek Timber Co., Inc.	37,038	1,581,893
ProLogis Trust	56,745	3,084,091
Public Storage	26,728	2,159,355
Simon Property Group, Inc.	48,649	4,373,059
Vornado Realty Trust	29,257	2,574,616
		28,482,792
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	37,634	722,573
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp. (d)	126,268	536,639
Fannie Mae (d)	230,379	4,494,694
Freddie Mac	139,987	2,295,787
Hudson City Bancorp, Inc.	112,370	1,874,332
MGIC Investment Corp. (d)	27,071	165,404
Sovereign Bancorp, Inc. (d)	103,702	763,247
Washington Mutual, Inc. (d)	229,190	1,129,907
		11,260,010
TOTAL FINANCIALS		344,314,311
HEALTH CARE - 11.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	235,656	11,113,537
Biogen Idec, Inc. (a)	63,427	3,544,935
Celgene Corp. (a)	94,346	6,025,879
Genzyme Corp. (a)	57,861	4,167,149
Gilead Sciences, Inc. (a)	199,675	10,572,791
		35,424,291
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	135,800	8,683,052
Becton, Dickinson & Co.	52,830	4,295,079
Boston Scientific Corp. (a)	291,487	3,582,375
C.R. Bard, Inc.	21,489	1,889,958
Covidien Ltd.	108,136	5,178,633
Hospira, Inc. (a)	34,437	1,381,268
Intuitive Surgical, Inc. (a)	8,378	2,257,033
Medtronic, Inc.	243,087	12,579,752
St. Jude Medical, Inc. (a)	73,348	2,998,466
Stryker Corp.	51,699	3,250,833
Varian Medical Systems, Inc. (a)	27,192	1,409,905
Zimmer Holdings, Inc. (a)	50,108	3,409,849
		50,916,203
Health Care Providers & Services - 1.7%
Aetna, Inc.	104,938	4,253,137

	Shares	Value
AmerisourceBergen Corp.	34,853	$ 1,393,771
Cardinal Health, Inc.	77,245	3,984,297
CIGNA Corp.	60,784	2,151,146
Coventry Health Care, Inc. (a)	32,829	998,658
Express Scripts, Inc. (a)	54,362	3,409,585
Humana, Inc. (a)	36,627	1,456,656
Laboratory Corp. of America Holdings (a)	24,092	1,677,526
McKesson Corp.	60,019	3,355,662
Medco Health Solutions, Inc. (a)	109,669	5,176,377
Patterson Companies, Inc. (a)(d)	27,998	822,861
Quest Diagnostics, Inc.	34,159	1,655,687
Tenet Healthcare Corp. (a)	103,710	576,628
UnitedHealth Group, Inc.	265,961	6,981,476
WellPoint, Inc. (a)	113,894	5,428,188
		43,321,655
Health Care Technology - 0.0%
IMS Health, Inc.	39,251	914,548
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	36,508	1,222,288
Millipore Corp. (a)	11,925	809,231
PerkinElmer, Inc.	25,627	713,712
Thermo Fisher Scientific, Inc. (a)	90,524	5,044,903
Waters Corp. (a)	21,668	1,397,586
		9,187,720
Pharmaceuticals - 6.0%
Abbott Laboratories	334,057	17,694,999
Allergan, Inc.	66,563	3,464,604
Barr Pharmaceuticals, Inc. (a)	23,391	1,054,466
Bristol-Myers Squibb Co.	428,497	8,797,043
Eli Lilly & Co.	214,112	9,883,410
Forest Laboratories, Inc. (a)	65,967	2,291,694
Johnson & Johnson	610,017	39,248,494
King Pharmaceuticals, Inc. (a)	53,382	558,910
Merck & Co., Inc.	464,630	17,511,905
Mylan, Inc. (d)	65,900	795,413
Pfizer, Inc.	1,464,372	25,582,579
Schering-Plough Corp.	350,966	6,910,521
Watson Pharmaceuticals, Inc. (a)	22,607	614,232
Wyeth	288,610	13,841,736
		148,250,006
TOTAL HEALTH CARE		288,014,423
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
General Dynamics Corp.	86,256	7,262,755
Goodrich Corp.	27,073	1,284,885
Honeywell International, Inc.	160,508	8,070,342
L-3 Communications Holdings, Inc.	26,551	2,412,689
Lockheed Martin Corp.	73,115	7,213,526
Northrop Grumman Corp.	74,041	4,953,343
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	30,152	$ 2,905,748
Raytheon Co.	91,562	5,153,109
Rockwell Collins, Inc.	34,794	1,668,720
The Boeing Co.	162,657	10,689,818
United Technologies Corp.	210,656	12,997,475
		64,612,410
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	36,942	2,025,899
Expeditors International of Washington, Inc.	46,169	1,985,267
FedEx Corp.	67,115	5,287,991
United Parcel Service, Inc. Class B	220,971	13,583,087
		22,882,244
Airlines - 0.1%
Southwest Airlines Co.	158,394	2,065,458
Building Products - 0.0%
Masco Corp.	78,292	1,231,533
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	73,013	921,424
Avery Dennison Corp.	23,048	1,012,499
Cintas Corp.	28,276	749,597
Equifax, Inc.	28,035	942,537
Monster Worldwide, Inc. (a)	26,903	554,471
Pitney Bowes, Inc.	44,931	1,532,147
R.R. Donnelley & Sons Co.	45,954	1,364,374
Robert Half International, Inc.	34,376	823,993
Waste Management, Inc.	106,211	4,005,217
		11,906,259
Construction & Engineering - 0.2%
Fluor Corp.	19,200	3,572,736
Jacobs Engineering Group, Inc. (a)	26,366	2,127,736
		5,700,472
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	37,666	1,487,807
Emerson Electric Co.	169,003	8,357,198
Rockwell Automation, Inc.	31,764	1,389,040
		11,234,045
Industrial Conglomerates - 3.0%
3M Co.	152,448	10,608,856
General Electric Co.	2,157,510	57,583,942
Textron, Inc.	53,949	2,585,776
Tyco International Ltd.	104,384	4,179,535
		74,958,109
Machinery - 1.9%
Caterpillar, Inc.	133,071	9,823,301
Cummins, Inc.	43,966	2,880,652
Danaher Corp.	55,141	4,262,399
Deere & Co.	93,282	6,728,431
Dover Corp.	40,991	1,982,735

	Shares	Value
Eaton Corp.	35,629	$ 3,027,396
Illinois Tool Works, Inc.	86,001	4,085,908
Ingersoll-Rand Co. Ltd. Class A	68,789	2,574,772
ITT Corp.	39,326	2,490,516
Manitowoc Co., Inc.	28,143	915,492
PACCAR, Inc.	79,039	3,306,201
Pall Corp.	25,948	1,029,617
Parker Hannifin Corp.	36,306	2,589,344
Terex Corp. (a)	21,711	1,115,294
		46,812,058
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	63,463	6,339,319
CSX Corp.	87,641	5,504,731
Norfolk Southern Corp.	81,335	5,097,264
Ryder System, Inc.	12,445	857,212
Union Pacific Corp.	111,853	8,444,902
		26,243,428
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	14,076	1,151,417
TOTAL INDUSTRIALS		268,797,433
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.4%
Ciena Corp. (a)	19,515	452,163
Cisco Systems, Inc. (a)	1,278,640	29,741,166
Corning, Inc.	340,898	7,857,699
JDS Uniphase Corp. (a)	49,748	565,137
Juniper Networks, Inc. (a)	113,629	2,520,291
Motorola, Inc.	488,159	3,583,087
QUALCOMM, Inc.	350,376	15,546,183
Tellabs, Inc. (a)	86,024	400,012
		60,665,738
Computers & Peripherals - 4.6%
Apple, Inc. (a)	190,833	31,953,078
Dell, Inc. (a)	437,448	9,571,362
EMC Corp. (a)	447,468	6,573,305
Hewlett-Packard Co.	533,823	23,600,315
International Business Machines Corp.	297,299	35,238,850
Lexmark International, Inc. Class A (a)	20,607	688,892
NetApp, Inc. (a)	74,358	1,610,594
QLogic Corp. (a)	28,695	418,660
SanDisk Corp. (a)	48,646	909,680
Sun Microsystems, Inc. (a)	169,223	1,841,146
Teradata Corp. (a)	38,898	900,100
		113,305,982
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	77,947	2,770,236
Jabil Circuit, Inc.	45,276	742,979
Molex, Inc.	30,135	735,595
Tyco Electronics Ltd.	103,471	3,706,331
		7,955,141
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	36,416	$ 1,266,913
eBay, Inc. (a)	239,273	6,539,331
Google, Inc. Class A (sub. vtg.) (a)	50,310	26,484,190
VeriSign, Inc. (a)	42,146	1,593,119
Yahoo!, Inc. (a)	297,809	6,152,734
		42,036,287
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	20,864	1,116,015
Automatic Data Processing, Inc.	112,215	4,701,809
Cognizant Technology Solutions Corp. Class A (a)	62,531	2,032,883
Computer Sciences Corp. (a)	32,715	1,532,371
Convergys Corp. (a)	26,746	397,446
Electronic Data Systems Corp.	108,841	2,681,842
Fidelity National Information Services, Inc.	37,167	1,371,834
Fiserv, Inc. (a)	35,485	1,609,954
Paychex, Inc.	69,422	2,171,520
The Western Union Co.	160,172	3,959,452
Total System Services, Inc.	42,899	953,216
Unisys Corp. (a)	77,113	304,596
		22,832,938
Office Electronics - 0.1%
Xerox Corp.	194,622	2,639,074
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	131,302	765,491
Altera Corp.	64,892	1,343,264
Analog Devices, Inc.	62,799	1,995,124
Applied Materials, Inc.	293,396	5,600,930
Broadcom Corp. Class A (a)	96,813	2,642,027
Intel Corp.	1,239,864	26,632,279
KLA-Tencor Corp.	36,811	1,498,576
Linear Technology Corp. (d)	48,024	1,564,142
LSI Corp. (a)(d)	137,980	847,197
MEMC Electronic Materials, Inc. (a)	49,296	3,033,676
Microchip Technology, Inc. (d)	40,035	1,222,669
Micron Technology, Inc. (a)	164,688	988,128
National Semiconductor Corp.	46,720	959,629
Novellus Systems, Inc. (a)(d)	21,615	458,022
NVIDIA Corp. (a)	120,075	2,247,804
Teradyne, Inc. (a)	37,139	411,129
Texas Instruments, Inc.	286,315	8,062,630
Xilinx, Inc.	60,448	1,526,312
		61,799,029
Software - 3.5%
Adobe Systems, Inc. (a)	115,117	4,534,459
Autodesk, Inc. (a)	48,475	1,638,940
BMC Software, Inc. (a)	41,344	1,488,384

	Shares	Value
CA, Inc.	84,511	$ 1,951,359
Citrix Systems, Inc. (a)	39,728	1,168,400
Compuware Corp. (a)	56,637	540,317
Electronic Arts, Inc. (a)	68,923	3,062,249
Intuit, Inc. (a)	69,485	1,915,701
Microsoft Corp.	1,733,695	47,693,949
Novell, Inc. (a)	76,597	451,156
Oracle Corp. (a)	858,613	18,030,873
Symantec Corp. (a)	181,850	3,518,798
		85,994,585
TOTAL INFORMATION TECHNOLOGY		397,228,774
MATERIALS - 3.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	45,599	4,507,917
Ashland, Inc.	12,124	584,377
Dow Chemical Co.	201,396	7,030,734
E.I. du Pont de Nemours & Co.	194,964	8,362,006
Eastman Chemical Co.	16,502	1,136,328
Ecolab, Inc.	37,984	1,632,932
Hercules, Inc.	24,484	414,514
International Flavors & Fragrances, Inc.	17,425	680,621
Monsanto Co.	118,785	15,019,175
PPG Industries, Inc.	35,520	2,037,782
Praxair, Inc.	67,777	6,387,304
Rohm & Haas Co.	27,151	1,260,892
Sigma Aldrich Corp.	27,904	1,502,909
		50,557,491
Construction Materials - 0.1%
Vulcan Materials Co. (d)	23,690	1,416,188
Containers & Packaging - 0.1%
Ball Corp.	21,164	1,010,369
Bemis Co., Inc.	21,570	483,599
Pactiv Corp. (a)	28,309	601,000
Sealed Air Corp.	34,664	658,963
		2,753,931
Metals & Mining - 1.4%
AK Steel Holding Corp.	24,230	1,671,870
Alcoa, Inc.	176,430	6,284,437
Allegheny Technologies, Inc.	21,884	1,297,284
Freeport-McMoRan Copper & Gold, Inc. Class B	82,951	9,721,028
Newmont Mining Corp.	98,277	5,126,128
Nucor Corp.	67,872	5,068,002
Titanium Metals Corp.	21,160	296,028
United States Steel Corp.	25,480	4,708,194
		34,172,971
Paper & Forest Products - 0.2%
International Paper Co.	92,562	2,156,695
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	37,604	$ 896,479
Weyerhaeuser Co.	45,728	2,338,530
		5,391,704
TOTAL MATERIALS		94,292,285
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,285,970	43,324,329
CenturyTel, Inc.	22,825	812,342
Citizens Communications Co.	70,184	795,887
Embarq Corp.	31,937	1,509,662
Qwest Communications International, Inc.	329,347	1,294,334
Verizon Communications, Inc.	617,038	21,843,145
Windstream Corp.	96,818	1,194,734
		70,774,433
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	85,841	3,626,782
Sprint Nextel Corp.	617,119	5,862,631
		9,489,413
TOTAL TELECOMMUNICATION SERVICES		80,263,846
UTILITIES - 3.9%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	36,372	1,822,601
American Electric Power Co., Inc.	86,927	3,497,073
Duke Energy Corp.	273,734	4,757,497
Edison International	70,524	3,623,523
Entergy Corp.	41,452	4,994,137
Exelon Corp.	141,996	12,773,960
FirstEnergy Corp.	65,983	5,432,380
FPL Group, Inc.	88,340	5,793,337
Pepco Holdings, Inc.	43,593	1,118,160
Pinnacle West Capital Corp.	21,783	670,263
PPL Corp.	80,746	4,220,593
Progress Energy, Inc.	56,565	2,366,114
Southern Co.	166,068	5,799,095
		56,868,733
Gas Utilities - 0.1%
Nicor, Inc.	9,770	416,104
Questar Corp.	37,509	2,664,639
		3,080,743
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	145,418	2,793,480
Constellation Energy Group, Inc.	38,612	3,170,045
Dynegy, Inc. Class A (a)	107,545	919,510
		6,883,035

	Shares	Value
Multi-Utilities - 1.2%
Ameren Corp.	45,342	$ 1,914,793
CenterPoint Energy, Inc.	71,055	1,140,433
CMS Energy Corp.	48,764	726,584
Consolidated Edison, Inc.	59,014	2,306,857
Dominion Resources, Inc.	125,111	5,941,521
DTE Energy Co.	35,315	1,498,769
Integrys Energy Group, Inc.	16,543	840,881
NiSource, Inc.	59,354	1,063,624
PG&E Corp.	77,331	3,069,267
Public Service Enterprise Group, Inc.	110,070	5,055,515
Sempra Energy	54,189	3,058,969
TECO Energy, Inc.	45,620	980,374
Xcel Energy, Inc.	93,262	1,871,768
		29,469,355
TOTAL UTILITIES		96,301,866
TOTAL COMMON STOCKS (Cost $1,440,143,786)		2,417,885,540
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (e) (Cost $4,978,612)	$ 5,000,000	4,979,395
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	2,081,518	2,081,518
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	33,577,710	33,577,710
TOTAL MONEY MARKET FUNDS (Cost $35,659,228)		35,659,228
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,480,781,626)		2,458,524,163
NET OTHER ASSETS - 1.1%		27,176,266
NET ASSETS - 100%		$ 2,485,700,429
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
227 S&P 500 Index Contracts	Sept. 2008	$ 72,702,425	$ (471,180)

The face value of futures purchased as a percentage of net assets - 2.9%.
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,979,395.
(f) The security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 371,885
Fidelity Securities Lending Cash Central Fund	241,577
Total	$ 613,462
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,458,524,163	$ 2,453,544,768	$ 4,979,395	$ -
Other Financial Instruments*	$ (471,180)	$ (471,180)	$ -	$ -
* Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,244,220) - See accompanying schedule: Unaffiliated issuers (cost $1,445,122,398)	$ 2,422,864,935
Fidelity Central Funds (cost $35,659,228)	35,659,228
Total Investments (cost $1,480,781,626)		$ 2,458,524,163
Commitment to sell securities on a when-issued basis	(38,375)
Receivable for securities sold on a when-issued basis	39,229	854
Receivable for investments sold		64,157,900
Cash		14,982
Receivable for fund shares sold		991,114
Dividends receivable		3,304,680
Distributions receivable from Fidelity Central Funds		70,600
Receivable for daily variation on futures contracts		61,927
Other receivables		69,147
Total assets		2,527,195,367

Liabilities
Payable for investments purchased	$ 1,671,507
Payable for fund shares redeemed	5,929,226
Accrued management fee	218,021
Distribution fees payable	56,118
Other affiliated payables	278
Other payables and accrued expenses	42,078
Collateral on securities loaned, at value	33,577,710
Total liabilities		41,494,938

Net Assets		$ 2,485,700,429
Net Assets consist of:
Paid in capital		$ 1,441,354,608
Undistributed net investment income		26,177,677
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,895,933
Net unrealized appreciation (depreciation) on investments		977,272,211
Net Assets		$ 2,485,700,429

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,214,237,566 ÷ 15,485,555 shares)	$ 142.99

Service Class: Net Asset Value, offering price and redemption price per share ($33,875,358 ÷ 237,571 shares)	$ 142.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($237,587,505 ÷ 1,676,405 shares)	$ 141.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 27,218,254
Interest		31,001
Income from Fidelity Central Funds		613,462
Total income		27,862,717

Expenses
Management fee	$ 1,333,766
Distribution fees	332,770
Independent trustees' compensation	5,832
Miscellaneous	2,765
Total expenses before reductions	1,675,133
Expense reductions	(2,634)	1,672,499
Net investment income (loss)		26,190,218
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,887,191
Foreign currency transactions	(132)
Futures contracts	(5,690,725)
Total net realized gain (loss)		43,196,334
Change in net unrealized appreciation (depreciation) on: Investment securities	(414,661,551)
Futures contracts	(402,612)
When issued commitments	1,087
Total change in net unrealized appreciation (depreciation)		(415,063,076)
Net gain (loss)		(371,866,742)
Net increase (decrease) in net assets resulting from operations		$ (345,676,524)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,190,218	$ 56,825,073
Net realized gain (loss)	43,196,334	114,062,453
Change in net unrealized appreciation (depreciation)	(415,063,076)	(3,876,648)
Net increase (decrease) in net assets resulting from operations	(345,676,524)	167,010,878
Distributions to shareholders from net investment income	(175,694)	(108,107,708)
Distributions to shareholders from net realized gain	(26,002,696)	-
Total distributions	(26,178,390)	(108,107,708)
Share transactions - net increase (decrease)	(78,064,546)	(158,666,814)
Total increase (decrease) in net assets	(449,919,460)	(99,763,644)

Net Assets
Beginning of period	2,935,619,889	3,035,383,533
End of period (including undistributed net investment income of $26,177,677 and undistributed net investment income of $163,153, respectively)	$ 2,485,700,429	$ 2,935,619,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 164.03	$ 161.36	$ 141.88	$ 137.76	$ 126.13	$ 99.92
Income from Investment Operations
Net investment income (loss) E	1.51	3.11	2.71	2.36	2.18 H	1.63
Net realized and unrealized gain (loss)	(21.06)	5.59	19.26	4.15	11.10	26.18
Total from investment operations	(19.55)	8.70	21.97	6.51	13.28	27.81
Distributions from net investment income	(.01)	(6.03)	(2.49)	(2.39)	(1.65)	(1.60)
Distributions from net realized gain	(1.48)	-	-	-	-	-
Total distributions	(1.49)	(6.03)	(2.49)	(2.39)	(1.65)	(1.60)
Net asset value, end of period	$ 142.99	$ 164.03	$ 161.36	$ 141.88	$ 137.76	$ 126.13
Total Return B, C, D	(11.95)%	5.45%	15.73%	4.82%	10.62%	28.41%
Ratios to Average Net Assets F, I
Expenses before reductions	.10% A	.10%	.10%	.14%	.35%	.34%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.13%	.28%	.28%
Expenses net of all reductions	.10% A	.10%	.10%	.13%	.28%	.28%
Net investment income (loss)	1.99% A	1.86%	1.83%	1.73%	1.71%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214,238	$ 2,626,891	$ 2,780,085	$ 2,641,527	$ 2,778,226	$ 3,031,540
Portfolio turnover rate G	4% A	5%	6%	7%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 163.66	$ 160.88	$ 141.48	$ 137.41	$ 125.86	$ 99.74
Income from Investment Operations
Net investment income (loss) E	1.43	2.93	2.55	2.22	2.05 H	1.54
Net realized and unrealized gain (loss)	(21.01)	5.58	19.22	4.14	11.07	26.11
Total from investment operations	(19.58)	8.51	21.77	6.36	13.12	27.65
Distributions from net investment income	(.01)	(5.73)	(2.37)	(2.29)	(1.57)	(1.53)
Distributions from net realized gain	(1.48)	-	-	-	-	-
Total distributions	(1.49)	(5.73)	(2.37)	(2.29)	(1.57)	(1.53)
Net asset value, end of period	$ 142.59	$ 163.66	$ 160.88	$ 141.48	$ 137.41	$ 125.86
Total Return B, C, D	(11.99)%	5.34%	15.61%	4.71%	10.51%	28.27%
Ratios to Average Net Assets F, I
Expenses before reductions	.20% A	.20%	.20%	.24%	.47%	.46%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.23%	.38%	.38%
Expenses net of all reductions	.20% A	.20%	.20%	.23%	.38%	.38%
Net investment income (loss)	1.89% A	1.76%	1.73%	1.63%	1.61%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,875	$ 38,960	$ 35,953	$ 27,178	$ 23,216	$ 15,404
Portfolio turnover rate G	4% A	5%	6%	7%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 162.79	$ 159.90	$ 140.68	$ 136.71	$ 125.31	$ 99.29
Income from Investment Operations
Net investment income (loss) E	1.31	2.67	2.32	2.01	1.85 H	1.37
Net realized and unrealized gain (loss)	(20.89)	5.54	19.11	4.11	11.01	26.03
Total from investment operations	(19.58)	8.21	21.43	6.12	12.86	27.40
Distributions from net investment income	(.01)	(5.32)	(2.21)	(2.15)	(1.46)	(1.38)
Distributions from net realized gain	(1.48)	-	-	-	-	-
Total distributions	(1.49)	(5.32)	(2.21)	(2.15)	(1.46)	(1.38)
Net asset value, end of period	$ 141.72	$ 162.79	$ 159.90	$ 140.68	$ 136.71	$ 125.31
Total Return B, C, D	(12.06)%	5.17%	15.44%	4.55%	10.34%	28.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A	.35%	.35%	.39%	.61%	.60%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.38%	.53%	.53%
Expenses net of all reductions	.35% A	.35%	.35%	.38%	.53%	.53%
Net investment income (loss)	1.74% A	1.61%	1.58%	1.48%	1.46%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,588	$ 269,769	$ 219,346	$ 156,295	$ 106,051	$ 64,844
Portfolio turnover rate G	4% A	5%	6%	7%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,180,927,265
Unrealized depreciation	(209,133,470)
Net unrealized appreciation (depreciation)	$ 971,793,795
Cost for federal income tax purposes	$ 1,486,730,368

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,904,223 and $151,740,917, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays all class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 17,921
Service Class 2	314,849
$ 332,770

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Under the expense contract, the classes do not pay transfer agent fees.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,765 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $241,577.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,634.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 157,172	$ 98,701,755
Service Class	2,344	1,313,126
Service Class 2	16,178	8,092,827
Total	$ 175,694	$ 108,107,708

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Initial Class	$ 23,261,499	$ -
Service Class	346,810	-
Service Class 2	2,394,387	-
Total	$ 26,002,696	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	482,381	1,192,701	$ 72,639,130	$ 198,536,108
Reinvestment of distributions	158,792	604,881	23,418,671	98,701,755
Shares redeemed	(1,170,766)	(3,011,503)	(177,195,272)	(505,647,301)
Net increase (decrease)	(529,593)	(1,213,921)	$ (81,137,471)	$ (208,409,438)
Service Class
Shares sold	15,456	43,025	$ 2,336,707	$ 7,154,147
Reinvestment of distributions	2,373	8,059	349,154	1,313,126
Shares redeemed	(18,317)	(36,502)	(2,771,867)	(6,053,068)
Net increase (decrease)	(488)	14,582	$ (86,006)	$ 2,414,205
Service Class 2
Shares sold	240,277	551,964	$ 35,965,623	$ 91,589,415
Reinvestment of distributions	16,475	49,901	2,410,565	8,092,827
Shares redeemed	(237,477)	(316,540)	(35,217,257)	(52,353,823)
Net increase (decrease)	19,275	285,325	$ 3,158,931	$ 47,328,419

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	754,396,118.13	95.721
Withheld	33,724,400.40	4.279
TOTAL	788,120,518.53	100.000
Dennis J. Dirks
Affirmative	755,765,958.75	95.895
Withheld	32,354,559.78	4.105
TOTAL	788,120,518.53	100.000
Edward C. Johnson 3d
Affirmative	753,714,712.60	95.634
Withheld	34,405,805.93	4.366
TOTAL	788,120,518.53	100.000
Alan J. Lacy
Affirmative	755,539,784.95	95.866
Withheld	32,580,733.58	4.134
TOTAL	788,120,518.53	100.000
Ned C. Lautenbach
Affirmative	755,270,925.90	95.832
Withheld	32,849,592.63	4.168
TOTAL	788,120,518.53	100.000
Joseph Mauriello
Affirmative	755,673,213.30	95.883
Withheld	32,447,305.23	4.117
TOTAL	788,120,518.53	100.000
Cornelia M. Small
Affirmative	755,628,126.83	95.877
Withheld	32,492,391.70	4.123
TOTAL	788,120,518.53	100.000
William S. Stavropoulos
Affirmative	754,899,686.63	95.785
Withheld	33,220,831.90	4.215
TOTAL	788,120,518.53	100.000
David M. Thomas
Affirmative	755,655,877.24	95.881
Withheld	32,464,641.29	4.119
TOTAL	788,120,518.53	100.000
Michael E. Wiley
Affirmative	755,513,012.38	95.863
Withheld	32,607,506.15	4.137
TOTAL	788,120,518.53	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	637,916,630.61	80.942
Against	98,488,476.51	12.496
Abstain	51,715,411.41	6.562
TOTAL	788,120,518.53	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIDX-SANN-0808
1.705630.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2008